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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for eight of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund, for the year ended August 31, 2006.

These eight series have a August 31, fiscal year end.

Date of reporting period: August 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Alabama Municipal Bond Fund

Evergreen

ALABAMA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Alabama Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the

1

LETTER TO SHAREHOLDERS continued

tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

Average annual return*

1-year with sales charge	-2.76%	-3.60%	0.34%	N/A

1-year w/o sales charge	2.04%	1.33%	1.33%	2.34%

5-year	2.74%	3.19%	3.53%	3.84%

10-year	3.98%	4.38%	4.38%	4.53%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on the SouthTrust fund’s predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.04% for the twelve-month period ended August 31, 2006. During the same period, the LBMBI returned 3.03% .

The fund seeks current income exempt from federal regular income tax and Alabama state income tax.

In a year in which the overall municipal bond market produced modest but positive returns, municipal securities generally outperformed taxable fixed income securities. This was related both to a constricting of the supply of new municipal securities and to higher demand created by the active presence of many non-traditional investors in the market. Over most of the twelvemonth period, the Federal Reserve Board continued its policy of raising short-term interest rates in an effort to stem inflationary pressures by controlling growth in the economy. The yield curve — which measures the difference between short-term interest rates and long-term interest rates — flattened over the full period. At times, however, the rising short-term rates pressured long-term rates, leading to some price erosion, especially among intermediate- and longer-maturity securities, with intermediates underperforming. In an environment of a persistent economic expansion that supported the growth in public revenues from taxes and other sources, lower-quality municipal securities also tended to outperform higher-quality bonds. In general, Alabama public finances were in sound condition. While the state’s Gulf Coast suffered serious damage from hurricanes in the fall of 2005, the fund felt little negative impact.

We began the fiscal year with a relatively short portfolio duration, managing the fund to emphasize yield and price stability. However, we changed that emphasis to manage for total return and yield. At the end of the first quarter of 2006, we reduced our exposure to securities in the 10-year range, buying more securities with maturities of from one to three years, which were less volatile and more stable. After June 2006, however, following a period in which longer-maturities underperformed shorter-maturities, we took advantage of attractive prices in that part of the market and increased our holdings in bonds with maturities in the 10-year range, which were showing more stability. As the summer progressed, we aggressively sold securities at the short-end of the yield curve and added more bonds with maturities of 15 to 22 years, where we saw more price appreciation potential. At the end of the fiscal year, average maturity of the fund’s portfolio was 14.25 years and average duration was 6.4 years. Average credit quality remained consistent at AA throughout the twelve month period.

The fund trailed the LBMBI and underperformed its competitive group of funds in Lipper’s Alabama Municipal Debt category, where the median return was 2.22% . The extension of the duration of the fund over the course of the fiscal year generally helped performance, although the longer duration tended to detract from results in June when the municipal market slumped as long- and intermediate-term yields rose.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,015.83	$4.47
Class B	$ 1,000.00	$ 1,012.21	$8.32
Class C	$ 1,000.00	$ 1,012.21	$8.27
Class I	$ 1,000.00	$ 1,017.31	$3.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.77	$4.48
Class B	$ 1,000.00	$ 1,016.94	$8.34
Class C	$ 1,000.00	$ 1,016.99	$8.29
Class I	$ 1,000.00	$ 1,022.03	$3.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
			Year Ended
CLASS A	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.36	0.12	0.06
Net realized and unrealized gains or losses on investments	(0.15)	0	0.01

Total from investment operations	0.21	0.12	0.07

Distributions to shareholders from
Net investment income	(0.36)	(0.12)	(0.06)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.37)	(0.12)	(0.06)

Net asset value, end of period	$10.36	$10.52	$10.52

Total return[3]	2.04%	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,041	$ 984	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.89%[4]	0.84%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.19%	1.23%[4]	0.93%[4]
Net investment income (loss)	3.50%	3.26%[4]	3.02%[4]
Portfolio turnover rate	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
			Year Ended
CLASS B	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.29	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	(0.16)	0	0.03

Total from investment operations	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.28)	(0.09)	(0.05)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$10.36	$10.52	$10.52

Total return[4]	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 63	$ 17	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.61%[5]	1.49%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.90%	1.91%[5]	1.54%[5]
Net investment income (loss)	2.78%	2.48%[5]	2.61%[5]
Portfolio turnover rate	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
			Year Ended
CLASS C	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.28	0.09	0.05
Net realized and unrealized gains or losses on investments	(0.15)	0	0.01

Total from investment operations	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.28)	(0.09)	(0.05)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$10.36	$10.52	$10.52

Total return[3]	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,537	$ 687	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.62%[4]	1.09%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.89%	1.92%[4]	1.10%[4]
Net investment income (loss)	2.75%	2.48%[4]	(0.41%)[4]
Portfolio turnover rate	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,		Year Ended April 30,

CLASS I	2006	2005[1]	2005[2]	2004[2]	2003[2]	2002[2,3]

Net asset value, beginning of period	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35

Income from investment operations
Net investment income (loss)	0.39	0.13	0.37	0.37	0.40	0.40
Net realized and unrealized gains or losses on investments	(0.15)	0	0.01	(0.20)	0.48	0.26

Total from investment operations	0.24	0.13	0.38	0.17	0.88	0.66

Distributions to shareholders from
Net investment income	(0.39)	(0.13)	(0.36)	(0.37)	(0.41)	(0.42)
Net realized gains	(0.01)	0	(0.06)	(0.06)	(0.19)	(0.05)

Total distributions to shareholders	(0.40)	(0.13)	(0.42)	(0.43)	(0.60)	(0.47)

Net asset value, end of period	$ 10.36	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54

Total return	2.34%	1.22%	3.62%	1.55%[4]	8.53%[4]	6.44%[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$42,623	$51,254	$56,105	$60,787	$55,940	$55,456
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%	0.63%[5]	0.66%	0.63%	0.61%	0.64%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%	0.93%[5]	1.18%	1.18%	1.16%	1.22%
Net investment income (loss)	3.75%	3.55%[5]	3.41%	3.44%	3.67%	3.96%
Portfolio turnover rate	61%	33%	34%	11%	24%	50%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were an increase in net investment income per share of $0.01; a decrease in net realized gains or losses per share of $0.01; and an increase to the ratio of net investment income to average net assets of 0.01%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

4 Excluding any sales charges applicable to SouthTrust Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
COMMUNITY DEVELOPMENT DISTRICT 2.2%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$ 1,000,000	$ 1,001,890

CONTINUING CARE RETIREMENT COMMUNITY 7.0%
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	3,000,000	3,231,390

EDUCATION 12.7%
Alabama Board of Ed. RB, Shelton State Cmnty. College, 5.00%, 10/01/2006,
(Insd. by MBIA)	500,000	500,580
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,226,547
Alabama Pub. Sch. & College Auth. RB, Ser. C, 5.00%, 05/01/2012, (Insd. by
FSA)	1,000,000	1,060,720
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by
AMBAC)	1,955,000	2,056,113
University of South Alabama Capital Impt. Proj. RRB, 5.00%, 03/15/2023, (Insd.
by FGIC)	1,000,000	1,053,200

		5,897,160

GENERAL OBLIGATION - LOCAL 4.6%
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,065,990
5.75%, 01/01/2019	1,000,000	1,070,570

		2,136,560

GENERAL OBLIGATION - STATE 4.6%
Alabama GO, Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,472,195
5.50%, 06/01/2010	600,000	640,272

		2,112,467

HOSPITAL 11.6%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	1,000,000	1,050,560
Huntsville, AL Hlth. Care Auth. RB, Ser. B, 5.75%, 06/01/2032	3,020,000	3,245,564
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by
MBIA)	1,000,000	1,066,880

		5,363,004

INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,523,265

LEASE 7.2%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by
AMBAC)	1,020,000	1,036,514
Elmore Cnty., AL Ltd. Obl. Sch. RRB Warrants, 5.00%, 02/01/2023	2,195,000	2,313,574

		3,350,088

MISCELLANEOUS REVENUE 4.7%
Montgomery Cnty., AL Public Bldg. Auth. RB Warrants, Facs. Proj., 5.00%,
03/01/2021, (Insd. by MBIA)	2,050,000	2,174,086

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 12.2%
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%,
07/01/2017	$ 1,000,000	$ 1,066,870
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,059,570
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser C, 5.50%,
07/01/2024	3,000,000	3,498,300

		5,624,740

TRANSPORTATION 12.9%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by
MBIA)	1,000,000	1,076,240
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. L:
5.25%, 07/01/2024	2,000,000	2,269,740
5.25%, 07/01/2035	2,000,000	2,315,080
Commonwealth of Puerto Rico, Ser. A, 14.63%, 07/01/2016, (Insd. by MBIA)	165,000	300,818

		5,961,878

UTILITY 4.6%
Clarke & Mobile Cnty., AL Gas RB, 5.25%, 01/01/2024	2,000,000	2,152,320

WATER & SEWER 9.2%
Alabama Drinking Water Fin. Auth. RB, Ser A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,172,711
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,143,424
Mobile, AL Water & Sewer RB:
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	742,994
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,175,735

		4,234,864

Total Investments (cost $43,817,433) 96.8%		44,763,712
Other Assets and Liabilities 3.2%		1,500,565

Net Assets 100.0%		$ 46,264,277

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
MBIA	Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Alabama	79.0%
Puerto Rico	18.1%
Nevada	2.2%
Non-state specific	0.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):

AAA	70.9%
AA	14.2%
A	7.1%
BBB	5.6%
NR	2.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	5.2%
1 to 3 year(s)	3.5%
3 to 5 years	16.6%
5 to 10 years	33.4%
10 to 20 years	35.2%
20 to 30 years	6.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $43,817,433)	$ 44,763,712
Receivable for securities sold	1,604,465
Receivable for Fund shares sold	100,737
Interest receivable	468,294
Prepaid expenses and other assets	27,769

Total assets	46,964,977

Liabilities
Dividends payable	129,687
Payable for Fund shares redeemed	112,850
Due to custodian bank	438,155
Due to related parties	374
Accrued expenses and other liabilities	19,634

Total liabilities	700,700

Net assets	$ 46,264,277

Net assets represented by
Paid-in capital	$ 45,285,801
Undistributed net investment income	71,524
Accumulated net realized losses on investments	(39,327)
Net unrealized gains on investments	946,279

Total net assets	$ 46,264,277

Net assets consists of
Class A	$ 2,040,693
Class B	63,455
Class C	1,537,458
Class I	42,622,671

Total net assets	$ 46,264,277

Shares outstanding (unlimited number of shares authorized)
Class A	196,968
Class B	6,125
Class C	148,393
Class I	4,113,931

Net asset value per share
Class A	$ 10.36
Class A — Offering price (based on sales charge of 4.75%)	$ 10.88
Class B	$ 10.36
Class C	$ 10.36
Class I	$ 10.36

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$ 2,227,002
Income from affiliate	36,291

Total investment income	2,263,293

Expenses
Advisory fee	216,998
Distribution Plan expenses
Class A	4,559
Class B	437
Class C	12,238
Administrative services fee	51,377
Transfer agent fees	5,219
Trustees’ fees and expenses	1,796
Printing and postage expenses	29,205
Custodian and accounting fees	19,020
Registration and filing fees	108,767
Professional fees	24,219
Other	2,465

Total expenses	476,300
Less: Expense reductions	(1,340)
Fee waivers and expense reimbursements	(132,979)

Net expenses	341,981

Net investment income	1,921,312

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(15,481)
Net change in unrealized gains or losses on investments	(854,538)

Net realized and unrealized gains or losses on investments	(870,019)

Net increase in net assets resulting from operations	$ 1,051,293

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005(a)

Operations
Net investment income	$ 1,921,312		$ 663,743
Net realized losses on investments		(15,481)		(23,909)
Net change in unrealized gains or losses
on investments		(854,538)		52,553

Net increase in net assets resulting
from operations		1,051,293		692,387

Distributions to shareholders from
Net investment income
Class A		(52,631)		(9,188)
Class B		(1,210)		(116)
Class C		(33,673)		(3,922)
Class I		(1,830,890)		(659,224)
Net realized gains
Class A		(1,048)		0
Class B		(17)		0
Class C		(815)		0
Class I		(52,372)		0

Total distributions to shareholders		(1,972,656)		(672,450)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	165,751	1,717,164	100,146	1,054,253
Class B	4,450	46,117	1,556	16,413
Class C	97,582	1,006,825	54,901	577,775
Class I	806,916	8,319,716	345,119	3,628,309

		11,089,822		5,276,750

Net asset value of shares issued in
reinvestment of distributions
Class A	1,477	15,250	233	2,456
Class B	121	1,249	7	70
Class C	2,702	27,859	138	1,451
Class I	32,960	340,819	14,817	156,058

		385,177		160,035

Payment for shares redeemed
Class A	(63,746)	(661,176)	(10,838)	(114,650)
Class B	(104)	(1,076)	0	0
Class C	(17,204)	(176,079)	(95)	(996)
Class I	(1,596,382)	(16,394,113)	(824,796)	(8,654,869)

		(17,232,444)		(8,770,515)

Net decrease in net assets resulting
from capital share transactions		(5,757,445)		(3,333,730)

Total decrease in net assets		(6,678,808)		(3,313,793)
Net assets
Beginning of period		52,943,085		56,256,878

End of period	$ 46,264,277		$ 52,943,085

Undistributed net investment income	$ 71,524		$ 68,882

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	April 30, 2005(a) (b)

Operations
Net investment income	$ 2,001,965
Net realized gains on investments		230,832
Net change in unrealized gains or losses on investments		(128,593)

Net increase in net assets resulting from operations		2,104,204

Distributions to shareholders from
Net investment income
Class A		(57)
Class B		(4)
Class C		(6)
Class I		(1,991,998)
Net realized gains
Class I		(324,275)

Total distributions to shareholders		(2,316,340)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	3,945	41,292
Class B	95	1,000
Class C	10,369	108,980
Class I	376,780	3,985,001

		4,136,273

Net asset value of shares issued in reinvestment of distributions
Class I	61,506	651,201

Payment for shares redeemed
Class I	(861,990)	(9,105,474)

Net decrease in net assets resulting from capital share transactions		(4,318,000)

Total decrease in net assets		(4,530,136)
Net assets
Beginning of period		60,787,014

End of period	$ 56,256,878

Undistributed net investment income	$ 77,589

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended August 31,2006, the following amounts were reclassified:

Undistributed net investment income	$ (266)
Accumulated net realized losses on investments	266

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC waived its advisory fee in the amount of $132,229 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $750.

19

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $2,923 from the sale of Class A shares and $402 in contingent deferred sales charges from redemptions of Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $30,626,193 and $36,706,843, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $43,817,433. The gross unrealized appreciation and depreciation on securities based on tax cost was $946,279 and $0, respectively, with a net unrealized appreciation of $946,279.

As of August 31, 2006, the Fund had $21,939 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and will elect to defer post-October losses of $17,388.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

20

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers and
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Losses

$71,524	$ 946,279	$ 39,327

The tax character of distributions paid was as follows:

	Year Ended August 31,
			Year Ended
	2006	2005(a)	April 30, 2005

Ordinary Income	$ 0	$ 0	$ 2,770
Exempt-Interest Income	1,918,607	672,450	1,992,015
Long-term Capital Gain	54,049	0	321,555

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended August 31, 2006, the Fund had no borrowings.

21

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including

22

NOTES TO FINANCIAL STATEMENTS continued

Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Alabama Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for the year ended August 31, 2006, the four-month period ended August 31, 2005, and the year ended April 30, 2005, and the financial highlights for the year ended August 31, 2006, the four-month period ended August 31, 2005 and each of the years in the four-year period ended April 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Alabama Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $54,049 for the fiscal year ended August 31, 2006.

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 100%. The percentage of distributions subject to the federal alternative minimum tax and Alabama state income tax will be reported to shareholders in January 2007.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573631 rv1 10/2006

Evergreen Florida High Income Municipal Bond Fund

Evergreen

FLORIDA HIGH INCOME MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Florida High Income Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the

1

LETTER TO SHAREHOLDERS continued

tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective January 1, 2007, the State of Florida will eliminate the intangibles tax. Shareholders should be aware that this state specific tax advantage of investing in this Fund will be eliminated as of January 1, 2007 as a consequence of Florida’s elimination of the intangibles tax.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	-0.73%	-1.53%	2.45%	N/A

1-year w/o sales charge	4.17%	3.44%	3.44%	4.48%

5-year	3.84%	3.77%	4.11%	5.15%

10-year	4.80%	4.54%	4.66%	5.59%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.17% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.03% .

The fund seeks to provide a high level of current income that is exempt from federal regular income tax and the Florida intangibles tax.

Higher-yielding, non-rated municipal bonds produced strong investment results, substantially outperforming high-grade municipal securities. As the national economy continued to strengthen and the financial soundness of state and local governments generally improved, the attractive relative yields of lower-quality municipals lured investors, while credit spreads—the difference in yields between higher-quality and lower-quality securities—tightened. In Florida, rising tax revenues contributed to the financial soundness of state and local governments and to a general improvement in the overall credit quality of municipal bonds in the state. Even as lower-quality municipals outperformed their higher-quality counterparts, municipal bonds generally outperformed the taxable bond market. Supporting the municipal market was the combination of a reduction of the supply of new municipal securities and an increase in demand created by the active presence of many non-traditional investors in the market, including hedge funds, arbitrageurs, foreign banks and insurance companies.

We emphasized non-rated Florida municipal securities, which accounted for about 55% of fund assets at the end of the fiscal year on August 31, 2006. The average credit rating of the fund’s portfolio was BB+. The twelve-month period saw interest-rate sensitive parts of the market deliver modest returns, as rates generally rose across the spectrum of maturities, with the greatest increases occurring among short-term securities. However, non-rated securities showed less sensitivity to changes in rates and therefore had greater price stability. At the end of the fiscal year, the average maturity of fund holdings was 21.5 years, while average duration was 5.75 years.

The fund outperformed both the LBMBI and the fund’s peer group in Lipper’s Florida Municipal Debt Funds category, which had a median return of 2.57% . The fund also produced the highest yield of any fund in its Lipper competitive group.

The emphasis on higher yielding, non-rated municipal securities tended to be a substantial benefit during a period in which these bonds offered both a significant yield advantage and greater price stability, compared to higher-quality municipals.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,023.46	$ 4.69
Class B	$ 1,000.00	$ 1,019.81	$ 8.50
Class C	$ 1,000.00	$ 1,019.81	$ 8.50
Class I	$ 1,000.00	$ 1,024.94	$ 3.42
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.57	$ 4.69
Class B	$ 1,000.00	$ 1,016.79	$ 8.49
Class C	$ 1,000.00	$ 1,016.79	$ 8.49
Class I	$ 1,000.00	$ 1,021.83	$ 3.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.48	0.50	0.51	0.53	0.58
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.42	0.79	0.58	0.24	0.38

Distributions to shareholders from
Net investment income	(0.48)	(0.50)	(0.51)	(0.53)	(0.58)

Net asset value, end of period	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	4.17%	8.10%	5.91%	2.42%	3.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$233,585	$205,593	$179,971	$186,685	$196,678
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.96%	1.01%	0.99%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.97%	0.98%	1.01%	0.99%	0.97%
Net investment income (loss)	4.71%	4.93%	5.05%	5.27%	5.63%
Portfolio turnover rate	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.40	0.43	0.44	0.46	0.50
Net realized and unrealized gains or losses on investments	(0.05)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.35	0.72	0.51	0.17	0.30

Distributions to shareholders from
Net investment income	(0.41)	(0.43)	(0.44)	(0.46)	(0.50)

Net asset value, end of period	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	3.44%	7.35%	5.17%	1.67%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,381	$80,083	$97,754	$125,469	$135,832
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.68%	1.71%	1.72%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.68%	1.71%	1.72%	1.72%
Net investment income (loss)	3.97%	4.22%	4.35%	4.54%	4.87%
Portfolio turnover rate	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.32	$ 10.03	$9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.41	0.43	0.44	0.46	0.50
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.35	0.72	0.51	0.17	0.30

Distributions to shareholders from
Net investment income	(0.41)	(0.43)	(0.44)	(0.46)	(0.50)

Net asset value, end of period	$ 10.26	$ 10.32	$10.03	$ 9.96	$ 10.25

Total return[1]	3.44%	7.35%	5.17%	1.67%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,157	$26,760	$17,533	$19,729	$22,650
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.68%	1.71%	1.72%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.68%	1.71%	1.72%	1.72%
Net investment income (loss)	3.95%	4.19%	4.35%	4.54%	4.85%
Portfolio turnover rate	62%	41%	31%	26%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45

Income from investment operations
Net investment income (loss)	0.51	0.53	0.54	0.56	0.61
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)

Total from investment operations	0.45	0.82	0.61	0.27	0.41

Distributions to shareholders from
Net investment income	(0.51)	(0.53)	(0.54)	(0.56)	(0.61)

Net asset value, end of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Total return	4.48%	8.42%	6.23%	2.69%	4.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$156,088	$112,551	$87,440	$81,057	$91,535
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.69%	0.71%	0.72%	0.63%
Expenses excluding waivers/reimbursements and expense reductions	0.67%	0.69%	0.71%	0.72%	0.72%
Net investment income (loss)	4.96%	5.21%	5.35%	5.54%	5.87%
Portfolio turnover rate	62%	41%	31%	26%	26%

See Notes to Financial Statements

10

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
COMMUNITY DEVELOPMENT DISTRICT 38.8%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$5,000,000	$5,049,400
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,625,829
Ser. B, 5.20%, 05/01/2014	1,145,000	1,156,519
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,033,540
Arbor Greene, FL CDD Spl. Assmt. RB:
6.30%, 05/01/2019	360,000	368,597
7.60%, 05/01/2018	540,000	548,948
Bartram Park, FL CDD Spl. Assmt. RB:
4.875%, 05/01/2015	930,000	941,811
5.30%, 05/01/2035	1,000,000	1,009,720
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	3,615,196
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	189,000	191,019
Baywinds, FL CDD Spl. Assmt. RB, Ser. A, 5.25%, 05/01/2037	4,155,000	4,135,845
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,200,744
Ser. B, 6.75%, 05/01/2007	490,000	491,269
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,835,000	2,911,658
Ser. B, 5.70%, 05/01/2010	1,575,000	1,589,821
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	975,000	1,035,138
Ser. B, 5.30%, 11/01/2009	200,000	200,090
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,955,000	2,143,716
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,970,000	3,103,680
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	3,000,000	3,019,380
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,060,000	1,121,438
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,600,000	1,694,288
6.375%, 05/01/2035	1,285,000	1,366,058
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	45,000	45,175
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,592,425
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,905,000	2,909,503
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	685,000	686,281
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	210,000	209,954
Heritage Isle, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,375,000	2,056,346
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,100,000	2,209,053
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,027,430
Ser. B, 5.10%, 11/01/2009	2,560,000	2,566,989
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,455,000	2,481,539
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,220,000	2,237,227
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,068,440
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,255,000
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,160,000	2,346,473

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	$3,710,000	$3,804,382
Ser. C, 7.00%, 05/01/2030	3,000,000	3,066,720
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,225,000	2,349,444
K-Bar Ranch, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	1,000,000	1,005,890
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,725,000	1,733,401
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,589,734	1,571,054
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	725,000	730,981
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,087,084
Ser. A, 7.65%, 05/01/2032	1,920,000	2,082,874
Ser. B, 6.75%, 05/01/2007	110,000	110,285
Mediterra, South Florida CDD RB, Ser. A, 6.95%, 05/01/2031	2,755,000	2,879,085
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	3,095,231
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Proj., 7.00%, 05/01/2019	1,552,000	1,586,160
Parkland Country Club, 5.45%, 05/01/2026	5,000,000	5,037,350
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,075,000	1,128,890
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,797,475
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	700,000	713,384
5.80%, 05/01/2026	5,000,000	5,128,750
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	445,000	455,039
Ser. A, 6.125%, 05/01/2035	985,000	1,041,500
Ser. B, 5.125%, 05/01/2009	1,000,000	1,006,110
Palm Glades, FL CDD Spl. Assmt., RB, Ser. B, 4.85%, 05/01/2011	2,250,000	2,254,005
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,730,000	5,077,891
Portico, FL CDD RB, 5.45%, 05/01/2037	3,000,000	3,037,980
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,175,000	3,257,994
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	680,000	681,986
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	250,000	251,622
Ser. B-2, 5.375%, 05/01/2013	6,265,000	6,366,556
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	8,015,000	7,557,985
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,975,000	2,064,704
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,062,480
Ser. B, 5.25%, 05/01/2016	1,500,000	1,534,830
Verandah, East Florida CDD, RB, Ser. A, 5.40%, 05/01/2037	6,815,000	6,945,030
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	6,830,000	6,841,201
Ser. B, 5.00%, 11/01/2013	5,000,000	4,996,700
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	5,560,005
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,180,000	1,193,971
7.50%, 05/01/2017	1,257,500	1,260,229

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 05/01/2031	$ 3,015,000	$3,119,289
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,186,900
Ser. A-2, 6.125%, 05/01/2035	2,715,000	2,884,307

		187,792,293

CONTINUING CARE RETIREMENT COMMUNITY 15.9%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	3,000,000	3,302,700
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A,
7.00%, 07/01/2029	3,360,000	3,495,240
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,464,900
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,630,450
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,365,000	3,459,456
6.375%, 10/01/2025	6,575,000	6,759,166
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,866
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,245,650
5.75%, 11/15/2011	1,015,000	1,061,852
Olathe, KS Sr. Living Facs. RB:
6.00%, 11/15/2026	500,000	527,270
6.00%, 11/15/2038	3,500,000	3,661,105
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,372,097
5.70%, 07/01/2026	2,000,000	2,049,440
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,392
Waterford Proj.:
5.20%, 10/01/2006	965,000	965,830
5.30%, 10/01/2007	990,000	990,832
5.50%, 10/01/2015	6,500,000	6,504,745
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes, Ser. C,
5.40%, 12/01/2033	4,660,000	4,751,476
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,352,900
8.00%, 01/01/2023	4,500,000	4,817,610
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,735,070
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	1,988,000	1,990,763
Ser. B, 4.50%, 02/15/2017	2,000,000	1,996,700
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,052,960

		77,096,470

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 4.5%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%,
04/01/2024	$1,000,000	$1,051,150
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,428,652
Eckerd College Proj., 5.25%, 10/01/2029	5,500,000	5,794,690
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.00%, 10/15/2035	7,000,000	7,232,680
Ser. A:
5.75%, 10/15/2029	3,180,000	3,312,638
6.125%, 10/15/2016	1,025,000	1,048,524

		21,868,334

HOSPITAL 24.1%
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,435,800
Halifax, FL Med. Ctr. RB, Ser. A, 5.25%, 06/01/2026	5,000,000	5,244,650
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%,
11/15/2029	5,000,000	5,452,450
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,161,100
Ser. B, 5.25%, 10/01/2028	5,000,000	5,228,200
Jacksonville, FL Econ. Dev. Cmnty. Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%,
11/15/2036	17,500,000	18,180,750
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,805,000	3,749,067
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%,
08/15/2035	5,000,000	5,175,600
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,108,480
Ser. C, 5.125%, 11/15/2024	2,050,000	2,124,128
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,751,195
Orlando Regl. Health Care Sys., Ser. B, 5.125%, 11/15/2039	6,200,000	6,434,856
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,944,553
Salina, KS Hosp. RRB, Salina Regl. Hlth. Proj., 5.00%, 10/01/2036	8,665,000	8,951,205
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,598,224
5.50%, 07/01/2028	15,870,000	18,498,865
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	3,000,000	3,218,970
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,141,166
7.10%, 10/01/2026	2,500,000	2,523,775
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,566,555
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,164,970

		116,654,559

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.0%
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	$ 350,000	$353,993
Florida HFA RB, The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,533,270
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,985,202

		4,872,465

INDUSTRIAL DEVELOPMENT REVENUE 2.5%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,029,910
6.75%, 07/01/2029	2,410,000	2,459,839
Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	3,530,000	3,956,706
Ocean Hwy. & Port Auth. of Florida PCRB, Jefferson Smurfit Corp., 6.50%,
11/01/2006	2,605,000	2,611,122

		12,057,577

LEASE 2.4%
Coralville, IA COP:
Ser. D, 5.25%, 06/01/2022	1,825,000	1,917,236
Ser. D, 5.25%, 06/01/2026	9,300,000	9,740,169

		11,657,405

PRE-REFUNDED 0.3%
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care,
Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,540,665

PUBLIC FACILITIES 0.7%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,340,000	2,414,506
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	935,000	986,210

		3,400,716

SALES TAX 0.5%
Seminole Cnty., FL RB, Ser. B, 5.25%, 10/01/2031	2,000,000	2,293,140

SPECIAL TAX 0.1%
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	306,603

TOBACCO REVENUE 2.4%
Golden State Tobacco Securitization Corp. RB, Ser. A, 5.00%, 06/01/2045	11,500,000	11,856,730

TRANSPORTATION 3.1%
New York Hwy. Impt. MTC, Toll Revenue, Ser. 7010, Class B, 13.42%,
06/28/2019	2,335,000	4,447,988
Puerto Rico Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 07/01/2035, (Insd. by MBIA)	5,000,000	5,787,700
Triborough Bridge & Tunnel Auth. New York RRB, Ser. B, 6.40%, 01/01/2014	3,970,000	4,699,369

		14,935,057

UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,410,000	1,480,260
7.375%, 10/01/2019	885,000	899,939

		2,380,199

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.2%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	$ 2,015,000	$2,161,047
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,069,730
6.00%, 08/01/2029	2,600,000	2,788,448
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,478,021
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,388,890
Seminole, FL Water Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,605,000	1,641,466

		10,527,602

Total Investments (cost $463,034,301) 99.0%		479,239,815
Other Assets and Liabilities 1.0%		4,970,613

Net Assets 100.0%		$484,210,428

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Florida	83.3%
Kansas	2.7%
California	2.5%
Iowa	2.4%
Texas	2.1%
Georgia	1.9%
Virginia	1.6%
Maryland	1.4%
Puerto Rico	1.2%
New York	0.9%

100.0%

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2006

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):

AAA	10.2%
AA	8.9%
A	12.5%
BBB	10.5%
BB	0.8%
NR	57.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	2.3%
1 to 3 year(s)	0.6%
3 to 5 years	2.1%
5 to 10 years	9.4%
10 to 20 years	28.0%
20 to 30 years	39.3%
Greater than 30 years	18.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $463,034,301)	$479,239,815
Receivable for Fund shares sold	445,176
Interest receivable	7,904,501
Prepaid expenses and other assets	19,286

Total assets	487,608,778

Liabilities
Dividends payable	1,225,861
Payable for securities purchased	1,078,705
Payable for Fund shares redeemed	979,336
Due to custodian bank	28,220
Advisory fee payable	915
Due to other related parties	16,268
Accrued expenses and other liabilities	69,045

Total liabilities	3,398,350

Net assets	$484,210,428

Net assets represented by
Paid-in capital	$513,780,801
Overdistributed net investment income	(221,129)
Accumulated net realized losses on investments	(45,554,758)
Net unrealized gains on investments	16,205,514

Total net assets	$484,210,428

Net assets consists of
Class A	$233,584,663
Class B	60,380,692
Class C	34,157,291
Class I	156,087,782

Total net assets	$484,210,428

Shares outstanding (unlimited number of shares authorized)
Class A	22,769,246
Class B	5,885,859
Class C	3,329,620
Class I	15,215,277

Net asset value per share
Class A	$10.26
Class A — Offering price (based on sales charge of 4.75%)	$10.77
Class B	$10.26
Class C	$10.26
Class I	$10.26

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$25,259,201
Income from affiliate	206,613

Total investment income	25,465,814

Expenses
Advisory fee	2,124,552
Distribution Plan expenses
Class A	643,031
Class B	700,751
Class C	304,124
Administrative services fee	449,547
Transfer agent fees	179,744
Trustees’ fees and expenses	6,387
Printing and postage expenses	35,407
Custodian and accounting fees	142,766
Registration and filing fees	49,674
Professional fees	34,225
Interest expense	2,382
Other	14,453

Total expenses	4,687,043
Less: Expense reductions	(8,139)
Expense reimbursements	(105,377)

Net expenses	4,573,527

Net investment income	20,892,287

Net realized and unrealized gains or losses on investments
Net realized gains on investments	195,337
Net change in unrealized gains or losses on investments	(2,377,349)

Net realized and unrealized gains or losses on investments	(2,182,012)

Net increase in net assets resulting from operations	$18,710,275

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income		$20,892,287		$19,093,291
Net realized gains or losses on
investments		195,337		(2,201,106)
Net change in unrealized gains or losses
on investments		(2,377,349)		13,532,331

Net increase in net assets resulting from
operations		18,710,275		30,424,516

Distributions to shareholders from
Net investment income
Class A		(10,037,012)		(9,633,463)
Class B		(2,789,398)		(3,777,085)
Class C		(1,206,392)		(877,258)
Class I		(6,826,182)		(4,935,869)

Total distributions to shareholders		(20,858,984)		(19,223,675)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,474,934	55,786,037	5,964,914	60,579,771
Class B	577,590	5,919,440	560,752	5,708,926
Class C	1,083,095	11,044,348	1,151,627	11,727,108
Class I	7,069,981	72,177,343	3,987,898	40,542,491

		144,927,168		118,558,296

Net asset value of shares issued in
reinvestment of distributions
Class A	439,800	4,483,031	422,755	4,298,211
Class B	117,668	1,199,612	164,492	1,671,091
Class C	46,402	472,980	30,523	310,665
Class I	57,305	583,991	28,660	291,433

		6,739,614		6,571,400

Automatic conversion of Class B
shares to Class A shares
Class A	1,130,757	11,528,918	995,129	10,105,214
Class B	(1,130,757)	(11,528,918)	(995,129)	(10,105,214)

		0		0

Payment for shares redeemed
Class A	(4,204,955)	(42,841,959)	(5,395,810)	(54,768,766)
Class B	(1,441,477)	(14,694,487)	(1,712,669)	(17,388,501)
Class C	(393,806)	(4,010,825)	(336,053)	(3,410,276)
Class I	(2,822,126)	(28,746,877)	(1,823,539)	(18,474,708)

		(90,294,148)		(94,042,251)

Net increase in net assets resulting from
capital share transactions		61,372,634		31,087,445

Total increase in net assets		59,223,925		42,288,286
Net assets
Beginning of period		424,986,503		382,698,217

End of period	$ 484,210,428		$ 424,986,503

Overdistributed net investment income		$(221,129)		$(287,135)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$32,703
Accumulated net realized losses on investments	(32,703)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $105,377.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $46,945 from the sale of Class A shares and $4,975, $111,093, and $8,853 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $342,386,797 and $275,560,703, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $463,034,301. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,078,038 and $872,524, respectively, with a net unrealized appreciation of $16,205,514.

As of August 31, 2006, the Fund had $45,554,758 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$4,365,480	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 221,129	$ 16,205,514	$ 45,554,758

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 99,963	$ 74,287
Exempt-Interest Income	20,759,021	19,149,388

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended August 31, 2006, the Fund had average borrowings outstanding of $43,710 at an average rate of 5.45% and paid interest of $2,382.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

24

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

25

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida High Income Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and finan-cial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.52% . The percentage of distributions subject to the federal alternative minimum tax and state income tax will be reported to shareholders in January 2007.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567740 rv2 10/2006

Evergreen Florida Municipal Bond Fund

Evergreen

FLORIDA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
5	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND'S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Florida Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth

1

LETTER TO SHAREHOLDERS continued

consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen's state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of

2

LETTER TO SHAREHOLDERS continued

selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective January 1, 2007, the State of Florida will eliminate the intangible tax. Shareholders should be aware that this state specific tax advantage of investing in this Fund will be eliminated as of January 1, 2007 as a consequence of Florida's elimination of the intangibles tax.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notice to Shareholders:

• The Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

• Effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

4

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

Average annual return*

1-year with sales charge	-2.19%	-2.97%	0.99%	N/A

1-year w/o sales charge	2.70%	1.97%	1.97%	3.00%

5-year	2.66%	2.54%	2.89%	3.92%

10-year	4.28%	3.92%	4.05%	4.96%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

5

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.70% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 3.03% ..

The fund seeks current income exempt from federal regular income tax and the Florida intangibles tax, as is consistent with preservation of capital. Municipal bonds generally outperformed the taxable bond market during a fiscal year marked by modest but positive returns in the municipal bond market. Supporting the market was the combination of a reduction in the supply of new municipal securities and an increase in demand created by the active presence of many non-traditional investors in the municipal market. Over most of the twelve-month period, the Federal Reserve Board (Fed) continued its policy of raising short-term interest rates in an effort to stem inflationary pressures by controlling growth in the economy. The yield curve, which measures the difference between short-term interest rates and long-term interest rates, flattened over the period. At times the rising short-term rates pressured long-term rates, leading to some price erosion, especially among intermediate- and longer-maturity securities, with intermediates underperforming. In an environment of economic expansion that supported growth in revenues from taxes and other sources, lower-quality municipal securities also tended to outperform higher-quality bonds. In general, finances of the state of Florida and its municipalities were healthy, supported by strong tax revenues and improved credit quality of municipal bonds in the state. At the start of the fiscal year, we were managing the fund to emphasize yield and price stability and therefore maintained a relatively short portfolio duration. We changed that emphasis to manage for total return and yield, and we lengthened the portfolio's duration as opportunities presented themselves. At the end of the first quarter of 2006, we reduced our exposure to securities in the 10-year range, buying more securities with maturities in the one to three years, which were more stable. After June 2006, however, following a period in which longer-maturities had underperformed shorter maturities, we took advantage of attractive prices in that part of the market and increased our holdings in bonds with maturities in the 10-year range, which were showing more stability. As the summer progressed and the Fed appeared to be pausing in its cycle of interest-rate hikes, we aggressively sold securities at the short-end of the yield curve and added more bonds with maturities of 15 to 22 years, where we saw more price appreciation potential. At the end of the fiscal year, average maturity of the fund's portfolio was 13.5 years and average duration was 6.8 years. Average credit quality remained consistent at AA throughout the twelve-month period.

The fund outperformed its peer group in Lipper's Florida Municipal Debt Funds category, which had a median return of 2.57% but trailed the LBMBI. The extension of the duration of the fund over the course of the fiscal year generally helped performance, although the longer duration tended to detract from results in June when the municipal market slumped as long- and intermediate-term yields rose.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

6

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,019.66	$ 4.38
Class B	$ 1,000.00	$ 1,016.01	$ 8.18
Class C	$ 1,000.00	$ 1,016.01	$ 8.18
Class I	$ 1,000.00	$ 1,021.14	$ 3.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.87	$ 4.38
Class B	$ 1,000.00	$ 1,017.09	$ 8.19
Class C	$ 1,000.00	$ 1,017.09	$ 8.19
Class I	$ 1,000.00	$ 1,022.13	$ 3.11

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.36	0.36	0.37	0.40	0.46
Net realized and unrealized gains or losses on investments	(0.12)	0.01	0.10	(0.18)	(0.08)

Total from investment operations	0.24	0.37	0.47	0.22	0.38

Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.37)	(0.40)	(0.46)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48

Total return [1]	2.70%	4.06%	5.13%	2.38%	4.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,955	$98,523	$112,438	$123,338	$132,375
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.86%	0.89%	0.90%	0.84%	0.58%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%	0.91%	0.90%	0.88%	0.86%
Net investment income (loss)	3.88%	3.88%	3.94%	4.25%	4.84%
Portfolio turnover rate	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.30	0.30	0.31	0.33	0.37
Net realized and unrealized gains or losses on investments	(0.12)	0.01	0.09	(0.18)	(0.08)

Total from investment operations	0.18	0.31	0.40	0.15	0.29

Distributions to shareholders from
Net investment income	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48

Total return [1]	1.97%	3.33%	4.40%	1.58%	3.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,642	$18,444	$22,113	$29,601	$30,728
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.61%	1.61%	1.60%	1.61%	1.45%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%	1.61%	1.60%	1.61%	1.61%
Net investment income (loss)	3.13%	3.16%	3.24%	3.47%	4.01%
Portfolio turnover rate	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.29	0.30	0.30	0.33	0.38
Net realized and unrealized gains or losses on investments	(0.11)	0.01	0.10	(0.18)	(0.09)

Total from investment operations	0.18	0.31	0.40	0.15	0.29

Distributions to shareholders from
Net investment income	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48

Total return [1]	1.97%	3.33%	4.40%	1.58%	3.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,680	$9,669	$10,367	$11,513	$9,781
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.61%	1.61%	1.60%	1.61%	1.45%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%	1.61%	1.60%	1.61%	1.61%
Net investment income (loss)	3.13%	3.16%	3.23%	3.47%	4.16%
Portfolio turnover rate	105%	52%	38%	41%	29%

1 Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Income from investment operations
Net investment income (loss)	0.38	0.39	0.40	0.43	0.47
Net realized and unrealized gains or losses on investments	(0.11)	0.01	0.10	(0.18)	(0.08)

Total from investment operations	0.27	0.40	0.50	0.25	0.39

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.40)	(0.43)	(0.47)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48

Total return	3.00%	4.37%	5.45%	2.60%	4.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$260,126	$281,005	$282,395	$287,129	$281,258
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.61%	0.61%	0.60%	0.61%	0.45%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%	0.61%	0.60%	0.61%	0.61%
Net investment income (loss)	4.13%	4.15%	4.23%	4.48%	4.96%
Portfolio turnover rate	105%	52%	38%	41%	29%

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.4%
COMMUNITY DEVELOPMENT DISTRICT 3.1%
Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	$ 3,530,000	$3,851,336
Viera East, FL CDD RB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,340,655
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,490,104
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,647,762

		11,329,857

CONTINUING CARE RETIREMENT COMMUNITY 4.5%
Erie Cnty., NY Indl. Dev. Agcy. RB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	998,860
5.125%, 11/15/2016	1,585,000	1,591,752
Lee Cnty., FL Mem. Hlth. Sys. RB, Ser. A, 5.00%, 04/01/2024	5,390,000	5,650,337
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.20%, 10/01/2006	975,000	975,839
5.30%, 10/01/2007	1,000,000	1,000,840
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,007
St. John's Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,666,429

		16,636,064

EDUCATION 1.0%
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
6.125%, 10/15/2016	3,500,000	3,580,325

ELECTRIC REVENUE 4.4%
Puerto Rico Elec. Power Auth. RB:
Ser. RR, 5.00%, 07/01/2035	5,000,000	5,265,950
Ser. SS, 5.00%, 07/01/2014	10,000,000	10,855,300

		16,121,250

GENERAL OBLIGATION - LOCAL 0.6%
Palm Beach Cnty., FL GO, Ser. B, 6.50%, 07/01/2010	1,880,000	2,072,756

GENERAL OBLIGATION - STATE 3.8%
Florida Board of Ed. Capital Outlay Proj. GO, ROL, 6.30%, 01/01/2016 +	5,000,000	5,900,400
Puerto Rico Muni. Fin. Agcy. GO, Ser. C, 5.00%, 08/01/2014	7,570,000	8,221,929

		14,122,329

HOSPITAL 26.0%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,649,880
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	5,000,000	5,252,800
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida:
5.00%, 08/15/2034	4,985,000	5,309,473
5.25%, 08/15/2024	5,000,000	5,372,850
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	10,000,000	10,871,600

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Halifax, FL Med. Ctr. RB, Ser. A:
5.25%, 06/01/2018	$ 2,675,000	$2,840,422
5.25%, 06/01/2020	3,000,000	3,175,800
5.25%, 06/01/2021	3,000,000	3,163,680
5.25%, 06/01/2026	1,805,000	1,893,319
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%,
11/15/2029	10,000,000	10,904,900
Jacksonville, FL Econ. Dev. Cmnty. Hlth. Care Facs. RB, Mayo Clinic Proj., 5.00%,
11/15/2036	15,000,000	15,583,500
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,021,250
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hosp. Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,436,640
Orlando Regl. Health Care Sys.:
Ser. B, 5.125%, 11/15/2039	5,000,000	5,189,400
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,369,237
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,514,630
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	5,000,000	5,364,950

		95,914,331

HOUSING 2.1%
Boynton Beach, FL MHRRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,512,690
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	770,000	774,558
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,210,000	1,240,177
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A-1, 5.95%, 03/01/2030	1,085,000	1,107,677

		7,635,102

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%,
10/01/2013	4,575,000	4,722,681
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	11,746,576

		16,469,257

MISCELLANEOUS REVENUE 6.2%
Florida Board of Ed. Lottery RB, 8.45%, 07/01/2018	5,790,000	7,760,221
Florida Dept. of Env. Protection Preservation RB, Florida Forever Proj., Ser. A,
5.00%, 07/01/2017	5,000,000	5,444,900
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,129,153
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,910,000	1,921,155
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by
FGIC)	3,000,000	3,743,370

		22,998,799

PRE-REFUNDED 14.6%
Broward Cnty., FL Expressway Auth. RB, 9.875%, 07/01/2009	3,165,000	3,513,213
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	4,500,000	5,103,720

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%,
08/15/2012	$ 4,300,000	$4,589,132
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3:
5.50%, 10/01/2008	5,785,000	6,009,400
5.70%, 10/01/2011	2,000,000	2,190,540
Orange Cnty., FL Tourist Dev. RB, 5.00%, 10/01/2014	7,570,000	8,213,374
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,785,000	2,159,654
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric
Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	2,000,000	2,054,220
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,249,650
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%,
11/15/2029	10,000,000	11,122,200
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,695,843

		53,900,946

PUBLIC FACILITIES 0.8%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	2,705,000	2,853,153

SPECIAL TAX 4.4%
Puerto Rico Infrastructure Fin. Auth., RB RITES-PA-1399R-B, 10.80%,
07/01/2028 +	660,000	1,126,303
Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2024, (Insd. by
AMBAC)	10,000,000	11,661,000
South Indian River, FL Water Ctl. Dist. Impt. RB, 5.00%, 08/01/2021	3,095,000	3,314,776

		16,102,079

TRANSPORTATION 6.7%
Commonwealth of Puerto Rico, Ser. A, 5.50%, 07/01/2016	1,275,000	2,324,503
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025,
(Insd. by FGIC)	5,000,000	5,413,000
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by
FGIC)	4,550,000	5,117,385
Puerto Rico Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 07/01/2035, (Insd. by MBIA)	6,305,000	7,298,290
Puerto Rico MTC, Ser. 7013, Class B, FRN, 5.25%, 07/01/2038	2,750,000	4,446,860

		24,600,038

UTILITY 5.8%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,611,008
Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010, (Insd. by
FSA)	5,000,000	5,455,200
Marco Island, FL Util. Sys. RB, 5.00%, 10/01/2033	5,000,000	5,211,600
Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025	5,000,000	5,295,450

		21,573,258

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 7.9%
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	$ 1,335,000	$1,338,071
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB, 5.50%,
08/01/2015	500,000	519,655
Tampa Bay, FL Water Util. Sys. RB, 5.50%, 10/01/2022	23,500,000	27,376,090

		29,233,816

Total Municipal Obligations (cost $342,600,088)		355,143,360

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,617,622)	4,617,622	4,617,622

Total Investments (cost $347,217,710) 97.7%		359,760,982
Other Assets and Liabilities 2.3%		8,642,411

Net Assets 100.0%		$368,403,393

+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDD	Community Development District
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Florida	80.9%
Puerto Rico	13.6%
Alabama	1.5%
South Carolina	1.4%
New York	0.7%
Non-state specific	1.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2006 (unaudited):

AAA	59.2%
AA	17.7%
A	10.7%
BBB	11.0%
NR	1.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	4.4%
1 to 3 year(s)	2.9%
3 to 5 years	9.4%
5 to 10 years	26.4%
10 to 20 years	34.7%
20 to 30 years	16.5%
Greater than 30 years	5.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $342,600,088)	$355,143,360
Investments in affiliated money market fund, at value (cost $4,617,622)	4,617,622

Total investments	359,760,982
Receivable for securities sold	32,705,973
Receivable for Fund shares sold	24,668
Interest receivable	5,323,087
Prepaid expenses and other assets	13,849

Total assets	397,828,559

Liabilities
Dividends payable	1,093,798
Payable for securities purchased	27,710,417
Payable for Fund shares redeemed	554,689
Advisory fee payable	1,851
Due to other related parties	9,007
Accrued expenses and other liabilities	55,404

Total liabilities	29,425,166

Net assets	$368,403,393

Net assets represented by
Paid-in capital	$378,381,252
Undistributed net investment income	45,285
Accumulated net realized losses on investments	(22,566,416)
Net unrealized gains on investments	12,543,272

Total net assets	$368,403,393

Net assets consists of
Class A	$86,955,013
Class B	13,641,921
Class C	7,680,397
Class I	260,126,062

Total net assets	$368,403,393

Shares outstanding (unlimited number of shares authorized)
Class A	9,348,606
Class B	1,466,672
Class C	825,730
Class I	27,966,565

Net asset value per share
Class A	$9.30
Class A-Offering price (based on sales charge of 4.75%)	$9.76
Class B	$9.30
Class C	$9.30
Class I	$9.30

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$18,008,536
Income from affiliate	533,807

Total investment income	18,542,343

Expenses
Advisory fee	1,644,633
Distribution Plan expenses
Class A	274,623
Class B	157,639
Class C	85,067
Administrative services fee	389,404
Transfer agent fees	94,409
Trustees' fees and expenses	5,362
Printing and postage expenses	30,575
Custodian and accounting fees	125,418
Registration and filing fees	48,256
Professional fees	29,641
Other	10,898

Total expenses	2,895,925
Less: Expense reductions	(9,542)
Expense reimbursements	(44,916)

Net expenses	2,841,467

Net investment income	15,700,876

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,367,178
Interest rate swap transactions	(52,660)

Net realized gains on investments	2,314,518
Net change in unrealized gains or losses on investments	(7,572,324)

Net realized and unrealized gains or losses on investments	(5,257,806)

Net increase in net assets resulting from operations	$10,443,070

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income		$15,700,876		$16,635,572
Net realized gains on investments		2,314,518		5,074,932
Net change in unrealized gains or losses
on investments		(7,572,324)		(4,395,215)

Net increase in net assets resulting
from operations		10,443,070		17,315,289

Distributions to shareholders from
Net investment income
Class A		(3,515,595)		(4,024,333)
Class B		(493,599)		(653,350)
Class C		(266,792)		(316,483)
Class I		(11,395,639)		(11,723,522)

Total distributions to shareholders		(15,671,625)		(16,717,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	845,797	7,783,786	802,170	7,534,625
Class B	87,797	813,060	105,503	991,676
Class C	106,283	979,158	131,858	1,238,276
Class I	4,956,120	45,873,393	4,084,972	38,390,468

		55,449,397		48,155,045

Net asset value of shares issued in
reinvestment of distributions
Class A	198,333	1,831,123	216,791	2,037,837
Class B	25,883	239,026	35,706	335,641
Class C	14,098	130,190	16,950	159,329
Class I	14,224	131,225	14,156	133,053

		2,331,564		2,665,860

Automatic conversion of Class B shares
to Class A shares
Class A	161,867	1,493,967	130,491	1,227,432
Class B	(161,867)	(1,493,967)	(130,491)	(1,227,432)

		0		0

Payment for shares redeemed
Class A	(2,322,506)	(21,442,446)	(2,646,919)	(24,837,968)
Class B	(444,270)	(4,104,529)	(404,241)	(3,798,375)
Class C	(321,728)	(2,973,439)	(224,690)	(2,109,813)
Class I	(6,853,066)	(63,268,970)	(4,295,048)	(40,345,375)

		(91,789,384)		(71,091,531)

Net decrease in net assets resulting
from capital share transactions		(34,008,423)		(20,270,626)

Total decrease in net assets		(39,236,978)		(19,673,025)
Net assets
Beginning of period		407,640,371		427,313,396

End of period		$368,403,393		$407,640,371

Undistributed (overdistributed)
net investment Income		$45,285		$(211,470)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

20

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 227,504
Accumulated net realized losses on investments	(227,504)

g. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $44,916.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $4,308 from the sale of Class A shares and $62,132 and $491 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $391,118,445 and $398,740,768, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $347,218,138. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,721,957 and $179,113, respectively, with a net unrealized appreciation of $12,542,844.

22

NOTES TO FINANCIAL STATEMENTS continued

As of August 31, 2006, the Fund had $22,565,988 in capital loss carryovers for federal income tax purposes with $17,021,802 expiring in 2009, $496,784 expiring in 2010 and $5,047,402 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 45,285	$12,542,844	$ 22,565,988

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 216,511	$ 88,381
Exempt-Interest Income	15,455,114	16,629,307

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by

23

NOTES TO FINANCIAL STATEMENTS continued

each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended August 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's

24

NOTES TO FINANCIAL STATEMENTS continued

account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.62% . The percentage of distributions subject to the federal alternative minimum tax and Florida state income tax will be reported to shareholders in January 2007.

27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567741  rv2  10/2006

Evergreen Georgia Municipal Bond Fund

Evergreen

GEORGIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Georgia Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

1

LETTER TO SHAREHOLDERS continued

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen State Municipal Bond Fund, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
  Certain transactions involving participants in employer-sponsored re- tirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

Average annual return*

1-year with sales charge	-2.57%	-3.34%	0.60%	N/A

1-year w/o sales charge	2.30%	1.58%	1.58%	2.60%

5-year	2.71%	2.62%	3.06%	4.01%

10-year	4.55%	4.29%	4.73%	5.34%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.30% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 3.03% .

The fund seeks current income exempt from federal regular income tax and Georgia state income tax, as is consistent with preservation of capital.

Over the past twelve months, the Federal Reserve Board (Fed) raised the influential Fed Funds Rate from 3.50% to 5.25% and the yields of shorter-maturity securities responded to this pressure by rising. However, in August 2006, the final month of the fiscal year, the Fed appeared to signal a pause in its policy as it declined to raise rates and left the key Fed Funds Rate at 5.25% . Over the fiscal year, long-term rates showed more stability as investors believed inflation was less likely to be a problem. As a consequence, the difference between yields of long-term bonds and short-term securities narrowed. Longer-maturity bonds, with more stable prices and higher income, outperformed shorter maturities. However, longer-term securities did show some interim volatility. We also saw lower-quality municipal bonds generally outperform higher-quality securities. Over most of the period, municipal securities outperformed taxable fixed-income investments. Helping the performance of municipal bonds was the appearance of many non-traditional investors during a period of light supply.

Early in the period, we focused on yield and price stability, emphasizing shorter-maturity bonds, which underperformed long-term bonds. We changed this emphasis to focus more on total return and yield, thus lengthening the portfolio by increasing the average duration and maturity of the fund. This was accomplished by selling securities with maturities of five years and less and buying more long-term bonds in the 10-to-20 year range. Over the course of the year, the portfolio’s duration increased from 4.23 years to 5.80 years. Average credit quality remained high at AA.

The fund performed in line with competitive funds in Lipper’s Georgia Municipal Debt Fund category, which had a median return of 2.30%, but trailed the LBMBI. The emphasis on shorter-maturity securities did not help performance on a total return basis early in the fiscal year, as longer-maturity bonds outperformed. However, as we lengthened the fund’s duration to gain greater exposure to opportunities in the longer end of the market, relative total return performance improved while the fund continued to deliver competitive yield.

We invested part of our portfolio in higher yielding bonds when we saw attractive credit opportunities and when we believed the securities represented good relative value. However, lower-rated securities that met our investment standards were difficult to find. Consequently, we did not capture as much return from this sector as we had hoped.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,015.77	$ 4.37
Class B	$ 1,000.00	$ 1,012.14	$ 8.17
Class C	$ 1,000.00	$ 1,012.14	$ 8.17
Class I	$ 1,000.00	$ 1,017.24	$ 3.10
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.87	$ 4.38
Class B	$ 1,000.00	$ 1,017.09	$ 8.19
Class C	$ 1,000.00	$ 1,017.09	$ 8.19
Class I	$ 1,000.00	$ 1,022.13	$ 3.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.39	0.38	0.39	0.40	0.45
Net realized and unrealized gains or losses on investments	(0.16)	(0.04)	0.14	(0.14)	0.05

Total from investment operations	0.23	0.34	0.53	0.26	0.50

Distributions to shareholders from
Net investment income	(0.39)	(0.38)	(0.39)	(0.40)	(0.45)

Net asset value, end of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Total return[1]	2.30%	3.43%	5.29%	2.49%	5.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,934	$26,554	$23,037	$20,806	$18,570
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.90%	0.90%	0.89%	0.80%
Expenses excluding waivers/reimbursements and expense reductions	0.91%	0.92%	0.90%	0.89%	0.89%
Net investment income (loss)	3.89%	3.78%	3.79%	3.82%	4.43%
Portfolio turnover rate	58%	35%	35%	20%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.32	0.38
Net realized and unrealized gains or losses on investments	(0.15)	(0.04)	0.14	(0.14)	0.05

Total from investment operations	0.16	0.27	0.46	0.18	0.43

Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.32)	(0.32)	(0.38)

Net asset value, end of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Total return[1]	1.58%	2.71%	4.55%	1.74%	4.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,872	$13,507	$15,945	$18,053	$17,575
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.62%	1.60%	1.62%	1.55%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.62%	1.60%	1.62%	1.64%
Net investment income (loss)	3.14%	3.05%	3.08%	3.09%	3.70%
Portfolio turnover rate	58%	35%	35%	20%	10%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.20	$10.24	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.32	0.16
Net realized and unrealized gains or losses on investments	(0.15)	(0.04)	0.14	(0.14)	0.37

Total from investment operations	0.16	0.27	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.04	$10.20	$10.24	$10.10	$10.24

Total return[2]	1.58%	2.71%	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,824	$3,210	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.62%	1.60%	1.62%	1.55%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.62%	1.60%	1.62%	1.64%[3]
Net investment income (loss)	3.15%	3.05%	3.07%	3.04%	3.02%[3]
Portfolio turnover rate	58%	35%	35%	20%	10%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.20	$ 10.24	$ 10.10	$ 10.24	$ 10.19

Income from investment operations
Net investment income (loss)	0.41	0.41	0.42	0.42	0.48
Net realized and unrealized gains or losses on investments	(0.15)	(0.03)	0.14	(0.14)	0.05

Total from investment operations	0.26	0.38	0.56	0.28	0.53

Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.42)	(0.42)	(0.48)

Net asset value, end of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Total return	2.60%	3.74%	5.60%	2.76%	5.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$151,388	$184,357	$180,037	$193,141	$197,295
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.62%	0.60%	0.62%	0.54%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.62%	0.60%	0.62%	0.63%
Net investment income (loss)	4.14%	4.05%	4.07%	4.09%	4.61%
Portfolio turnover rate	58%	35%	35%	20%	10%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
COMMUNITY DEVELOPMENT DISTRICT 0.9%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$ 750,000	$ 777,728
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,015,760

		1,793,488

CONTINUING CARE RETIREMENT COMMUNITY 3.4%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,082,819
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,305,000	1,360,997
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,092,980
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2015	1,185,000	1,197,004
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes, Ser. C,
5.40%, 12/01/2033	1,000,000	1,019,630
Suffolk, VA IDA Retirement Facs. RRB, First Meeting Lake Prince Ctr., 5.15%,
09/01/2024	725,000	730,358

		6,483,788

EDUCATION 9.0%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,794,889
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	521,001
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties,
Ser. A, 5.00%, 08/01/2025	2,000,000	2,057,860
Forsyth Cnty., GA Sch. Dist. RRB, 5.00%, 02/01/2018, (Insd. by FSA)	3,000,000	3,295,830
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,312,476
5.75%, 11/01/2017	1,950,000	2,127,040
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,075,390
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%,
10/01/2021	500,000	554,890
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,020,950
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,588,675

		17,349,001

ELECTRIC REVENUE 2.5%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj., 4.35%,
09/01/2018, (Insd. by AMBAC)	2,000,000	2,011,260
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,191,650
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	546,708
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,084,990

		4,834,608

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 10.3%
Cartersville, GA GO, 6.70%, 01/01/2012	$ 120,000	$ 131,068
Effingham Cnty., GA Sch. Dist. GO, 6.25%, 02/01/2009, (Insd. by MBIA)	500,000	530,505
Forsyth Cnty., GA GO, 5.50%, 03/01/2020	1,000,000	1,071,370
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2016, (Insd. by FSA)	5,000,000	5,453,300
5.00%, 02/01/2017, (Insd. by FSA)	2,500,000	2,739,775
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,295,500
6.75%, 07/01/2016	2,000,000	2,400,300
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,060,170
Ser. A, 6.45%, 08/01/2011	1,000,000	1,080,810

		19,762,798

GENERAL OBLIGATION - STATE 1.8%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,074,394
Ser. C, 6.25%, 08/01/2011	1,140,000	1,274,326

		3,348,720

HOSPITAL 8.2%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert.,
Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	521,087
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,944,834
5.25%, 12/01/2022	3,690,000	3,834,869
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%,
07/01/2012	875,000	955,474
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast
Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	523,980
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	632,741
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,158,160
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,581,330
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia,
Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,063,500
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%,
07/01/2035	1,425,000	1,461,737

		15,677,712

HOUSING 13.9%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,469,480
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,642,657
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,152,346
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	736,471
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	606,983

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar
Student Hsg., LLC Proj., Ser. A:
5.25%, 02/01/2035	$ 2,000,000	$ 2,053,020
5.375%, 02/01/2025	3,870,000	4,049,104

		26,710,061

INDUSTRIAL DEVELOPMENT REVENUE 3.1%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,263,035
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%,
08/01/2030	3,000,000	3,005,040
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,594,125

		5,862,200

LEASE 17.9%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%,
12/01/2024	4,000,000	4,168,480
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,262,360
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,386,438
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd.
by AMBAC)	1,825,000	2,002,335
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023, (Insd.
by AMBAC)	7,915,000	8,635,265
Coweta Cnty., GA Dev. Auth. RB, 6.47%, 07/01/2024, (Insd. by MBIA)	5,100,000	5,704,758
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,073,550
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,385,997
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,416,625
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,721,425
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,547,254

		34,304,487

PRE-REFUNDED 3.3%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr., Arlington Hlth. Sys., 5.50%,
07/01/2018	500,000	543,660
Columbia Cnty., GA Water & Sewer RB, 6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,518,200
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	557,800
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%,
06/01/2017	550,000	605,539
Forsyth Cnty., GA Water & Sewer Auth. RB, 6.25%, 04/01/2017	1,000,000	1,096,750
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	440,899
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	541,505
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,060,000	1,109,035

		6,413,388

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.7%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by
MBIA)	$ 1,250,000	$ 1,343,425

RESOURCE RECOVERY 0.5%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.00%, 04/01/2033	1,000,000	1,001,700

SPECIAL TAX 1.3%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,403,958
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,031,770

		2,435,728

TRANSPORTATION 12.5%
Georgia Road & Tollway Auth. RB:
5.00%, 06/01/2016, (Insd. by MBIA)	5,000,000	5,471,100
Anticpation Cert., Federal Hwy. Grant, 5.00%, 06/01/2018, (Insd. by MBIA)	10,000,000	10,864,200
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,169,120
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,181,940
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	3,000,000	3,391,230

		24,077,590

WATER & SEWER 9.8%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,388,105
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,104,938
Clayton Cnty., GA Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,871,214
5.625%, 05/01/2020	2,000,000	2,180,640
6.25%, 05/01/2016	2,000,000	2,193,400
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,324,268
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,072,860
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,048,530
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by
AMBAC)	1,530,000	1,668,878
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	762,915
5.30%, 07/01/2018	1,250,000	1,271,563

		18,887,311

Total Municipal Obligations (cost $183,871,864)		190,286,005

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $663,033)	663,033	$ 663,033

Total Investments (cost $184,534,897) 99.4%		190,949,038
Other Assets and Liabilities 0.6%		1,068,565

Net Assets 100.0%		$ 192,017,603

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	PCRRB	Pollution Control Refunding Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
ETM	Escrow to Maturity	RHA	Residential Housing Authority
FGIC	Financial Guaranty Insurance Co.	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TUFF	The University Financing Foundation, Inc.
HFA	Housing Finance Authority

The following table shows the percent of total investments by geographic location as of August 31, 2006:
Georgia	85.7%
South Carolina	5.1%
Puerto Rico	2.7%
Virgin Islands	1.6%
Virginia	1.2%
Maryland	1.2%
Florida	1.1%
Pennsylvania	0.6%
Nevada	0.5%
Non-state specific	0.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):
AAA	63.5%
AA	13.6%
A	10.5%
BBB	9.2%
NR	3.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):
Less than 1 year	0.3%
1 to 3 year(s)	0.7%
3 to 5 years	12.0%
5 to 10 years	20.8%
10 to 20 years	50.8%
20 to 30 years	15.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $183,871,864)	$ 190,286,005
Investments in affiliated money market fund, at value (cost $663,033)	663,033

Total investments	190,949,038
Receivable for securities sold	2,709,952
Receivable for Fund shares sold	4,947
Interest receivable	2,562,709
Prepaid expenses and other assets	19,740

Total assets	196,246,386

Liabilities
Dividends payable	594,493
Payable for Fund shares redeemed	584,733
Due to custodian bank	3,012,384
Advisory fee payable	1,673
Due to other related parties	3,366
Accrued expenses and other liabilities	32,134

Total liabilities	4,228,783

Net assets	$ 192,017,603

Net assets represented by
Paid-in capital	$ 185,830,195
Overdistributed net investment income	(220,886)
Accumulated net realized losses on investments	(5,847)
Net unrealized gains on investments	6,414,141

Total net assets	$ 192,017,603

Net assets consists of
Class A	$ 26,934,092
Class B	10,871,981
Class C	2,823,610
Class I	151,387,920

Total net assets	$ 192,017,603

Shares outstanding (unlimited number of shares authorized)
Class A	2,683,796
Class B	1,083,381
Class C	281,366
Class I	15,085,534

Net asset value per share
Class A	$ 10.04
Class A — Offering price (based on sales charge of 4.75%)	$ 10.54
Class B	$ 10.04
Class C	$ 10.04
Class I	$ 10.04

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$ 10,389,458
Income from affiliate	67,565

Total investment income	10,457,023

Expenses
Advisory fee	924,357
Distribution Plan expenses
Class A	78,660
Class B	119,471
Class C	28,902
Administrative services fee	218,854
Transfer agent fees	29,187
Trustees’ fees and expenses	3,281
Printing and postage expenses	26,332
Custodian and accounting fees	71,046
Registration and filing fees	40,817
Professional fees	26,400
Interest expense	509
Other	6,149

Total expenses	1,573,965
Less: Expense reductions	(3,904)
Expense reimbursements	(12,878)

Net expenses	1,557,183

Net investment income	8,899,840

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,452,556
Interest rate swap transactions	(31,716)

Net realized gains on investments	2,420,840
Net change in unrealized gains or losses on investments	(6,334,687)

Net realized and unrealized gains or losses on investments	(3,913,847)

Net increase in net assets resulting from operations	$ 4,985,993

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income	$ 8,899,840		$ 8,697,203
Net realized gains on investments		2,420,840		99,357
Net change in unrealized gains or losses
on investments		(6,334,687)		(918,532)

Net increase in net assets resulting from
operations		4,985,993		7,878,028

Distributions to shareholders from
Net investment income
Class A		(1,012,608)		(978,752)
Class B		(376,633)		(453,653)
Class C		(91,231)		(94,636)
Class I		(7,430,085)		(7,216,477)

Total distributions to shareholders		(8,910,557)		(8,743,518)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	336,466	3,363,313	734,646	7,515,097
Class B	77,225	771,461	103,881	1,059,979
Class C	54,008	541,190	107,559	1,095,492
Class I	3,632,336	36,420,105	3,418,202	34,832,577

		41,096,069		44,503,145

Net asset value of shares issued in
reinvestment of distributions
Class A	63,045	630,932	60,328	615,546
Class B	24,478	245,067	30,003	306,173
Class C	4,611	46,163	5,714	58,305
Class I	14,463	144,699	12,144	123,882

		1,066,861		1,103,906

Automatic conversion of Class B shares
to Class A shares
Class A	94,800	949,729	112,681	1,149,519
Class B	(94,800)	(949,729)	(112,681)	(1,149,519)

		0		0

Payment for shares redeemed
Class A	(414,666)	(4,153,578)	(553,605)	(5,644,362)
Class B	(248,207)	(2,485,057)	(253,866)	(2,592,602)
Class C	(92,095)	(923,338)	(123,287)	(1,257,887)
Class I	(6,641,445)	(66,287,147)	(2,934,700)	(29,963,798)

		(73,849,120)		(39,458,649)

Net increase (decrease) in net assets
resulting from capital share transactions		(31,686,190)		6,148,402

Total increase (decrease) in net assets		(35,610,754)		5,282,912
Net assets
Beginning of period		227,628,357		222,345,445

End of period	$ 192,017,603		$ 227,628,357

Overdistributed net investment income	$ (220,886)		$ (210,152)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

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NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC

20

NOTES TO FINANCIAL STATEMENTS continued

reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,878.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $8,270 from the sale of Class A shares and $35,701 and $495 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $125,801,389 and $151,118,852, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $184,536,547. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,422,907 and $10,416, respectively, with a net unrealized appreciation of $6,412,491.

As of August 31, 2006, the Fund had $4,197 in capital loss carryovers for federal income tax purposes expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

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NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$220,886	$6,412,491	$4,197

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 38,790	$ 50,635
Exempt-Interest Income	8,871,767	8,692,883

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended August 31, 2006, the Fund had average borrowings outstanding of $8,641 at an average rate of 5.89% and paid interest of $509.

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NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring

23

NOTES TO FINANCIAL STATEMENTS continued

offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Georgia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Georgia Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.57% . The percentage of distributions subject to the federal alternative minimum tax and Georgia state income tax will be reported to shareholders in January 2007.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567742 rv2 10/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567742 rv2 10/2006

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Maryland Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

1

LETTER TO SHAREHOLDERS continued

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

Average annual return*

1-year with sales charge	-2.17%	-2.98%	0.98%	N/A

1-year w/o sales charge	2.69%	1.97%	1.97%	2.99%

5-year	2.86%	2.77%	3.13%	4.16%

10-year	4.09%	3.95%	4.06%	4.87%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.69% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 3.03%.

The fund seeks current income exempt from federal regular income tax and Maryland state income tax, as is consistent with preservation of capital.

As the fiscal year began in September 2005, the nation was beginning to assess the damage of Hurricane Katrina and was only three weeks away from another devastating blow to the Gulf Coast from Hurricane Rita. Expectations that the federal government would increase spending to repair the damage, added to inflationary pressures in the short term. Investors also anticipated that while the economy might receive a short-term stimulus through greater spending, growth was likely to begin to decelerate later. In this environment, the Federal Reserve Board (Fed) continued to hike the Fed Funds Rate, an influential short-term interest rate. While short-term rates steadily rose, longer-term rates showed more stability, with 10-year Treasuries offering lower yields than short-term securities during much of the second half of the fiscal year. Helped by robust economic expansion, high-yield municipal securities tended to outperform higher-quality municipals. In Maryland, state and local government revenues continued to increase, contributing to a general improvement in the fiscal health of both state and local governments and their agencies. Maryland’s hospitals were also in good financial health. The state’s general economy remained strong, due largely to growth in the service industry and lower-than-average exposure to the manufacturing sector. Maryland’s general obligation bonds continued to earn AAA ratings, the highest credit ratings, from all three rating agencies.

During the first seven months of the fiscal year, we kept the fund’s sensitivity to interest-rate changes—as reflected by duration—shorter than the benchmark LBMBI, consistent with our view that the Fed would continue raising short-term rates. Beginning in December 2005, however, we began implementing a new approach emphasizing total return and yield. As we did so, we began looking for opportunities to extend or shorten duration as necessary. The fund also purchased more discount structured bonds. By taking a more active total return approach, we were able to sell into strength, when rates were falling and prices were rising, and buy into weakness, when rates were rising and prices were falling. At the end of the fiscal year, the fund’s average duration was 4.89 years, compared to 4.29 years a year earlier, and average maturity was 11.89 years, compared to 9.88 years at the start of the fiscal year. Average credit quality of fund holdings was A+.

The Fund outperformed competitive funds in Lipper’s Maryland Municipal Debt Funds category, which had a median return of 2.37%, but trailed the LBMBI. The emphasis on shorter-maturity securities did not help performance on a total return basis early in the fiscal year, as longer maturity bonds outperformed. Our decision to emphasize variable rate and auction-rate securities helped contribute to results, as the yields of these securities rose with the increasing Fed Funds rate. We also increased our exposure to longer-maturity bonds, with maturities of 25-to-30 years, allowing us to gain price appreciation in that group. Also helping results was our allocation to non-rated municipal securities, which outperformed high-grade bonds during the year. One type of investment that detracted from returns was an allocation to higher yielding, shorter municipals. While these securities originally were purchased at attractive yields, they were subject to price loss as yields rose at the short end of the yield curve during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,017.01	$ 4.93
Class B	$ 1,000.00	$ 1,013.38	$ 8.73
Class C	$ 1,000.00	$ 1,013.38	$ 8.73
Class I	$ 1,000.00	$ 1,018.48	$ 3.66
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.32	$ 4.94
Class B	$ 1,000.00	$ 1,016.53	$ 8.74
Class C	$ 1,000.00	$ 1,016.53	$ 8.74
Class I	$ 1,000.00	$ 1,021.58	$ 3.67

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.07	$ 11.07	$10.93	$ 11.13	$ 11.00

Income from investment operations
Net investment income (loss)	0.40	0.41	0.41	0.46	0.46
Net realized and unrealized gains or losses on investments	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.29	0.41	0.55	0.26	0.59

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.41)	(0.46)	(0.46)

Net asset value, end of period	$ 10.96	$ 11.07	$11.07	$ 10.93	$ 11.13

Total return[1]	2.69%	3.73%	5.11%	2.30%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,011	$22,121	$21,719	$22,806	$23,224
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98%	1.00%	1.05%	0.95%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.02%	1.05%	0.95%	0.94%
Net investment income (loss)	3.70%	3.67%	3.72%	4.09%	4.24%
Portfolio turnover rate	43%	23%	35%	24%	20%

1Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.07	$11.07	$10.93	$ 11.13	$11.00

Income from investment operations
Net investment income (loss)	0.32	0.33	0.33	0.38	0.38
Net realized and unrealized gains or losses on investments	(0.11)	0	0.14	(0.21)	0.13

Total from investment operations	0.21	0.33	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.32)	(0.33)	(0.33)	(0.37)	(0.38)

Net asset value, end of period	$10.96	$11.07	$11.07	$ 10.93	$11.13

Total return[1]	1.97%	3.01%	4.38%	1.55%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,080	$8,511	$9,653	$11,028	$9,161
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.76%	1.68%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.76%	1.68%	1.69%
Net investment income (loss)	2.95%	2.95%	3.02%	3.35%	3.48%
Portfolio turnover rate	43%	23%	35%	24%	20%

1Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.07	$11.07	$10.93	$11.13	$11.00

Income from investment operations
Net investment income (loss)	0.32	0.33	0.33	0.37	0.38
Net realized and unrealized gains or losses on investments	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.21	0.33	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.32)	(0.33)	(0.33)	(0.37)	(0.38)

Net asset value, end of period	$10.96	$11.07	$11.07	$10.93	$11.13

Total return[1]	1.97%	3.01%	4.38%	1.55%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,137	$3,709	$3,637	$4,109	$3,132
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.76%	1.68%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.76%	1.68%	1.69%
Net investment income (loss)	2.96%	2.94%	3.02%	3.34%	3.47%
Portfolio turnover rate	43%	23%	35%	24%	20%

1Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.07	$ 11.07	$10.93	$ 11.13	$ 11.00

Income from investment operations
Net investment income (loss)	0.43	0.44	0.44	0.49	0.49
Net realized and unrealized gains or losses on investments	(0.11)	0	0.14	(0.20)	0.13

Total from investment operations	0.32	0.44	0.58	0.29	0.62

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.44)	(0.49)	(0.49)

Net asset value, end of period	$ 10.96	$ 11.07	$11.07	$ 10.93	$ 11.13

Total return	2.99%	4.04%	5.43%	2.57%	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,237	$42,215	$42,744	$37,036	$33,007
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.76%	0.68%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.76%	0.68%	0.69%
Net investment income (loss)	3.95%	3.94%	4.00%	4.36%	4.47%
Portfolio turnover rate	43%	23%	35%	24%	20%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
COMMUNITY DEVELOPMENT DISTRICT 3.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$ 349,000	$360,845
6.625%, 07/01/2025	1,000,000	1,036,970
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	1,000,000	1,058,180

		2,455,995

CONTINUING CARE RETIREMENT COMMUNITY 4.2%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	435,000	453,666
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	1,026,890
5.40%, 01/01/2037	1,200,000	1,238,916
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A,
6.00%, 01/01/2015	350,000	359,667

		3,079,139

EDUCATION 22.4%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,259,557
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,232,904
6.00%, 06/01/2021	1,000,000	1,127,490
Maryland Econ. Dev. Corp. Student Housing RRB, Univ. of Maryland College
Park Proj., 5.00%, 06/01/2015	805,000	872,548
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	591,327
5.625%, 07/01/2020	680,000	727,450
5.625%, 07/01/2022	280,000	298,794
Goucher College, 5.375%, 07/01/2025	1,450,000	1,542,727
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	1,000,000	1,037,990
Loyola College, Ser. A, 5.125%, 10/01/2045	1,925,000	1,988,717
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	553,553
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	882,445
6.00%, 05/01/2035	1,000,000	1,065,210
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,114,378
University of Maryland Sys. Auxiliary Facs. & Tuition RRB, Ser. A, 5.00%,
04/01/2014	2,000,000	2,167,740

		16,462,830

GENERAL OBLIGATION - LOCAL 11.6%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017	1,525,000	1,664,324
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	532,240
5.00%, 08/01/2016	1,160,000	1,264,597
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2019	1,000,000	1,074,150

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	$ 2,500,000	$2,710,500
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	69,196
5.25%, 10/01/2019	1,150,000	1,226,624

		8,541,631

HOSPITAL 22.5%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	998,137
6.00%, 07/01/2017	830,000	901,164
6.00%, 07/01/2020	1,485,000	1,609,146
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,292,016
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	865,000	866,090
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,062,550
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,797,308
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	337,610
5.50%, 07/01/2022	350,000	371,074
5.75%, 07/01/2020	500,000	539,695
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,402,518
5.75%, 07/01/2021	1,000,000	1,066,650
6.625%, 07/01/2020	1,000,000	1,116,070
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%,
07/01/2020	925,000	979,371
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,000,000	2,178,220

		16,517,619

HOUSING 9.0%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,013,880
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. A:
5.125%, 05/15/2017	460,000	460,134
5.50%, 07/01/2022	1,000,000	1,040,850
5.875%, 07/01/2021	500,000	516,025
Ser. L, 4.55%, 09/01/2016	1,135,000	1,142,162
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,084,125
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	260,625
5.35%, 07/01/2021	500,000	515,790
6.00%, 07/01/2020	180,000	188,879
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	370,000	383,860

		6,606,330

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A,
7.50%, 09/01/2015	$ 1,155,000	$1,294,616
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,709,472
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,012,860

		4,016,948

LEASE 4.5%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%,
08/15/2020	308,000	429,931
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,811,016
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,078,100

		3,319,047

MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,109,370

PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,253,984

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery
Proj., Ser. A, 6.00%, 07/01/2007	50,000	50,661

TRANSPORTATION 2.4%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019,
(Insd. by FGIC)	1,000,000	1,083,360
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd.
by FGIC)	300,000	325,884
Maryland Trans. Auth. RB, Trans. Facs. Proj., 6.80%, 07/01/2016	320,000	368,406

		1,777,650

WATER & SEWER 11.1%
Baltimore, MD RRB Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,670,325
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,119,900
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%,
06/01/2012	5,000,000	5,363,600

		8,153,825

Total Investments (cost $70,778,712) 99.8%		73,345,029
Other Assets and Liabilities 0.2%		120,858

Net Assets 100.0%		$73,465,887

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Maryland	91.8%
Pennsylvania	3.0%
Puerto Rico	1.5%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):

AAA	32.2%
AA	23.0%
A	22.0%
BBB	12.7%
NR	10.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	0.5%
1 to 3 year(s)	2.9%
3 to 5 years	7.5%
5 to 10 years	37.1%
10 to 20 years	43.3%
20 to 30 years	2.9%
Greater than 30 years	5.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $70,778,712)	$73,345,029
Receivable for securities sold	1,107,948
Receivable for Fund shares sold	18,338
Interest receivable	886,914
Prepaid expenses and other assets	10,905

Total assets	75,369,134

Liabilities
Dividends payable	184,993
Payable for securities purchased	1,612,359
Payable for Fund shares redeemed	15,864
Due to custodian bank	66,528
Advisory fee payable	406
Due to other related parties	3,047
Accrued expenses and other liabilities	20,050

Total liabilities	1,903,247

Net assets	$73,465,887

Net assets represented by
Paid-in capital	$72,338,346
Overdistributed net investment income	(48,099)
Accumulated net realized losses on investments	(1,390,677)
Net unrealized gains on investments	2,566,317

Total net assets	$73,465,887

Net assets consists of
Class A	$21,010,939
Class B	7,080,340
Class C	3,137,316
Class I	42,237,292

Total net assets	$73,465,887

Shares outstanding (unlimited number of shares authorized)
Class A	1,917,212
Class B	646,105
Class C	286,277
Class I	3,854,228

Net asset value per share
Class A	$10.96
Class A — Offering price (based on sales charge of 4.75%)	$11.51
Class B	$10.96
Class C	$10.96
Class I	$10.96

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$3,438,704
Income from affiliate	104,553

Total investment income	3,543,257

Expenses
Advisory fee	318,025
Distribution Plan expenses
Class A	64,335
Class B	77,615
Class C	34,918
Administrative services fee	75,300
Transfer agent fees	31,906
Trustees’ fees and expenses	1,366
Printing and postage expenses	19,262
Custodian and accounting fees	25,902
Registration and filing fees	54,877
Professional fees	21,364
Other	3,081

Total expenses	727,951
Less: Expense reductions	(1,414)
Expense reimbursements	(10,530)

Net expenses	716,007

Net investment income	2,827,250

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(40,380)
Net change in unrealized gains or losses on investments	(780,889)

Net realized and unrealized gains or losses on investments	(821,269)

Net increase in net assets resulting from operations	$2,005,981

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended August 31,

	2006		2005

Operations
Net investment income		$2,827,250		$2,863,238
Net realized gains or losses on
investments		(40,380)		48,390
Net change in unrealized gains or
losses on investments		(780,889)		(63,157)

Net increase in net assets resulting
from operations		2,005,981		2,848,471

Distributions to shareholders from
Net investment income
Class A		(784,763)		(789,825)
Class B		(228,917)		(270,343)
Class C		(103,119)		(107,625)
Class I		(1,700,959)		(1,711,291)

Total distributions to shareholders		(2,817,758)		(2,879,084)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	106,045	1,154,541	282,317	3,112,433
Class B	25,223	277,102	28,569	316,020
Class C	22,204	244,170	47,394	524,398
Class I	706,190	7,718,016	506,924	5,613,774

		9,393,829		9,566,625

Net asset value of shares issued in
reinvestment of distributions
Class A	44,056	480,715	44,333	490,156
Class B	13,547	147,840	16,291	180,118
Class C	3,364	36,704	3,819	42,223
Class I	1,631	17,784	2,714	30,011

		683,043		742,508

Automatic conversion of Class B
shares to Class A shares
Class A	67,523	737,364	44,700	492,872
Class B	(67,523)	(737,364)	(44,700)	(492,872)

		0		0

Payment for shares redeemed
Class A	(298,808)	(3,257,873)	(334,482)	(3,693,783)
Class B	(94,045)	(1,023,374)	(103,023)	(1,139,558)
Class C	(74,359)	(810,986)	(44,588)	(493,580)
Class I	(667,315)	(7,263,638)	(556,275)	(6,148,009)

		(12,355,871)		(11,474,930)

Net decrease in net assets resulting
from capital share transactions		(2,278,999)		(1,165,797)

Total decrease in net assets		(3,090,776)		(1,196,410)
Net assets
Beginning of period		76,556,663		77,753,073

End of period		$73,465,887		$76,556,663

Overdistributed net investment income		$(48,099)		$(57,591)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,530.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $2,466 from the sale of Class A shares and $8,501 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,276,381 and $30,952,751, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $70,780,056. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,597,755 and $32,782, respectively, with a net unrealized appreciation of $2,564,973.

As of August 31, 2006, the Fund had $1,379,901 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2014

$167,269	$804,652	$141,047	$14,131	$223,198	$29,604

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and will elect to defer post-October losses of $9,432.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryovers
Exempt-		and
Interest	Unrealized	Post-October
Income	Appreciation	Losses

$ 48,099	$ 2,564,973	$1,389,333

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$6,430	$6,034
Exempt-Interest Income	2,811,328	2,873,050

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended August 31, 2006, the Fund had no borrowings.

21

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including

22

NOTES TO FINANCIAL STATEMENTS continued

Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurment attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Maryland Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Maryland Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.77% . The percentage of distributions subject to the federal alternative minimum tax and Maryland state income tax will be reported to shareholders in January 2007.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567749 rv2 10/2006

Evergreen North Carolina Municipal Bond Fund

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen North Carolina Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

1

LETTER TO SHAREHOLDERS continued

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the
Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s
Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked”
from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The shortterm trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable
Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to
Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap”
programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory
distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent shortterm trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The
Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative.
Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

Average annual return*

1-year with sales charge	-2.32%	-3.11%	0.84%	N/A

1-year w/o sales charge	2.54%	1.82%	1.82%	2.85%

5-year	2.94%	2.86%	3.30%	4.24%

10-year	4.48%	4.22%	4.66%	5.27%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.54% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.03%.

The fund seeks current income exempt from federal regular income tax and North Carolina state income tax, as is consistent with preservation of capital.

Municipal bonds produced modest but positive returns during a year in which they generally outperformed the taxable bond market. Helping the tax-exempt market was the combination of a reduction of the supply of new municipal securities and an increase in demand created by the active presence of many non-traditional investors in the municipal market. Over most of the twelve-month period, the Federal Reserve Board (Fed) continued its policy of raising short-term interest rates. The yield curve—which measures the difference between short-term interest rates and long-term interest rates—flattened over the period. At times, however, the rising short-term rates pressured long-term rates, leading to price erosion, especially among intermediate and longer-maturity securities, with intermediates underperforming. In an environment of persistent economic expansion that supported the growth in public revenues from taxes and other sources, lower-quality municipal securities also tended to outperform higher-quality bonds. In general, finances of the state of North Carolina and its municipalities were healthy, supported by strong tax revenues. Overall, credit quality of municipal bonds in the state improved.

At the start of the fiscal year, we emphasized yield and price stability in managing the fund. We changed that emphasis to manage for total return and yield, and we lengthened the portfolio’s duration as opportunities presented themselves. At the end of the first quarter of 2006, we reduced our exposure to more stable securities in the 10-year range, buying more securities with maturities of from one to three years. After June 2006, however, following a period in which longer-maturities underperformed shorter-maturities, we took advantage of attractive prices in that part of the market and increased our holdings in bonds with maturities in the 10-year range, which were showing more stability. As the summer progressed and the Fed appeared to be pausing in its cycle of interest-rate hikes, we aggressively sold securities at the short-end of the yield curve and added more bonds with maturities of 15 to 22 years, where we saw more price appreciation potential.

The extension of the duration of the fund over the course of the fiscal year generally helped performance, although the longer duration tended to detract from results in June when the municipal market slumped as long- and intermediate-term yields rose. At the end of the fiscal year, average maturity of the fund’s portfolio was 13.5 years and average duration was 6.4 years. Average credit quality remained consistent at AA throughout the twelve-month period. The fund outperformed its peer group in Lipper’s North Carolina Municipal Debt Funds category, which had a median return of 2.32% . At the same time, the fund slightly trailed the LBMBI.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations. The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,019.19	$ 4.28
Class B	$ 1,000.00	$ 1,015.55	$ 8.08
Class C	$ 1,000.00	$ 1,015.55	$ 8.03
Class I	$ 1,000.00	$ 1,020.66	$ 2.95
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.97	$ 4.28
Class B	$ 1,000.00	$ 1,017.19	$ 8.08
Class C	$ 1,000.00	$ 1,017.24	$ 8.03
Class I	$ 1,000.00	$ 1,022.28	$ 2.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.59% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.39	0.38	0.39	0.42	0.49
Net realized and unrealized gains or losses on investments	(0.14)	(0.03)	0.21	(0.17)	0.07

Total from investment operations	0.25	0.35	0.60	0.25	0.56

Distributions to shareholders from
Net investment income	(0.38)	(0.38)	(0.39)	(0.42)	(0.49)
Net realized gains	(0.01)	0	0	0	0

Total distributions to shareholders	(0.39)	(0.38)	(0.39)	(0.42)	(0.49)

Net asset value, end of period	$ 10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return[1]	2.54%	3.42%	5.94%	2.36%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,176	$74,119	$72,037	$82,895	$72,700
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%	0.86%	0.88%	0.75%	0.65%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.88%	0.88%	0.86%	0.86%
Net investment income (loss)	3.78%	3.66%	3.76%	4.01%	4.65%
Portfolio turnover rate	83%	36%	15%	49%	20%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.34	0.40
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.08

Total from investment operations	0.18	0.28	0.53	0.17	0.48

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.32)	(0.34)	(0.41)
Net realized gains	(0.01)	0	0	0	0

Total distributions to shareholders	(0.32)	(0.31)	(0.32)	(0.34)	(0.41)

Net asset value, end of period	$10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return[1]	1.82%	2.70%	5.21%	1.60%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,861	$11,332	$14,254	$16,965	$18,372
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.58%	1.58%	1.49%	1.40%
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.58%	1.58%	1.59%	1.61%
Net investment income (loss)	3.03%	2.94%	3.06%	3.26%	3.96%
Portfolio turnover rate	83%	36%	15%	49%	20%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.44	$10.47	$10.26	$10.43	$10.09

Income from investment operations
Net investment income (loss)	0.31	0.31	0.32	0.34[2]	0.17
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.34

Total from investment operations	0.18	0.28	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.32)	(0.34)	(0.17)
Net realized gains	(0.01)	0	0	0	0

Total distributions to shareholders	(0.32)	(0.31)	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.30	$10.44	$10.47	$10.26	$10.43

Total return[3]	1.82%	2.70%	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,744	$5,578	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.58%	1.58%	1.49%	1.40%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.58%	1.58%	1.59%	1.61%[4]
Net investment income (loss)	3.03%	2.93%	3.05%	3.20%	3.14%[4]
Portfolio turnover rate	83%	36%	15%	49%	20%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.44	$ 10.47	$10.26	$ 10.43	$ 10.36

Income from investment operations
Net investment income (loss)	0.41	0.41	0.42	0.44	0.51
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.07

Total from investment operations	0.28	0.38	0.63	0.27	0.58

Distributions to shareholders from
Net investment income	(0.41)	(0.41)	(0.42)	(0.44)	(0.51)
Net realized gains	(0.01)	0	0	0	0

Total distributions to shareholders	(0.42)	(0.41)	(0.42)	(0.44)	(0.51)

Net asset value, end of period	$ 10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Total return	2.85%	3.72%	6.26%	2.62%	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$555,403	$565,799	$566,314	$571,136	$599,628
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.58%	0.58%	0.49%	0.39%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.58%	0.58%	0.59%	0.60%
Net investment income (loss)	4.03%	3.93%	4.06%	4.26%	4.82%
Portfolio turnover rate	83%	36%	15%	49%	20%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 1.0%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$ 2,755,000	$2,945,949
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,200,520

		6,146,469

CONTINUING CARE RETIREMENT COMMUNITY 6.2%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,578
First Mtge. Pines at Davidson Proj., Ser. A:
4.85%, 01/01/2026	1,500,000	1,536,345
5.00%, 01/01/2036	4,000,000	4,086,520
First Mtge. Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	6,154,500
5.50%, 10/01/2031	2,000,000	2,060,780
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,063,883
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,184,581
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,240,119
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,394,715
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,760,230
Ser. C, 4.65%, 10/01/2034	2,000,000	1,995,560
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,971,838
Ser. C, 5.50%, 10/01/2032	4,500,000	4,625,055
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,004,280
5.00%, 07/01/2011	500,000	502,845
5.25%, 07/01/2012	750,000	762,750
6.375%, 07/01/2023	3,000,000	3,225,900

		39,320,479

EDUCATION 0.6%
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A,
5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,080,576
University of North Carolina at Wilmington COP, 5.25%, 06/01/2019,
(Insd. by FGIC)	1,300,000	1,412,489
University of North Carolina Sys. Pool RB, Ser. A, 5.375%, 04/01/2019,
(Insd. by AMBAC)	1,100,000	1,190,167

		3,683,232

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 13.4%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
5.15%, 01/01/2020 ROL (Insd. by AMBAC) +	$ 3,750,000	$5,112,150
Ser. A:
5.00%, 01/01/2021	5,000,000	5,458,400
6.50%, 01/01/2018	3,750,000	4,428,188
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,059,758
Ser. B:
6.00%, 01/01/2022	5,415,000	6,281,075
7.00%, 01/01/2008	1,000,000	1,042,210
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,354,996
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,053,393
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,130,800
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,888,682
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	14,271,469
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,059,200
Ser. B, 6.375%, 01/01/2013	5,000,000	5,392,750
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2035	10,000,000	10,531,900

		85,064,971

GENERAL OBLIGATION - LOCAL 7.1%
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,626,900
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	7,964,568
5.25%, 02/01/2021	6,790,000	7,053,995
5.60%, 06/01/2025	4,490,000	4,881,169
Gaston Cnty., NC GO:
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,165,600
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,165,600
Lee Cnty., NC GO, 5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,150,351
Wake Cnty., NC GO, 5.00%, 02/01/2016	16,790,000	18,409,564

		45,417,747

GENERAL OBLIGATION - STATE 24.0%
North Carolina GO:
8.80%, 03/01/2017 ROL +	5,715,000	7,455,103
Pub. Impt., Ser. A:
5.00%, 03/01/2020	54,000,000	58,019,760
5.25%, 03/01/2014	12,755,000	14,059,709
5.25%, 03/01/2023	15,000,000	16,430,400
Ser. A, 4.75%, 04/01/2014	11,035,000	11,449,033
Ser. B, 5.00%, 04/01/2015	10,355,000	11,313,045

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	$ 2,535,000	$2,716,379
Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,752,742
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	16,422,025

		152,618,196

HOSPITAL 9.4%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%,
12/01/2019	3,000,000	3,072,720
Cumberland Cnty., NC Hosp. Facs. RB, 5.25%, 10/01/2010	1,310,000	1,382,666
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,435,800
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,025,045
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%,
08/15/2035	2,500,000	2,587,800
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.20%, 09/01/2009	150,000	153,098
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,333,250
North Carolina Med. Care Commission RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	1,165,000	1,256,953
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,040,680
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,890,178
6.50%, 10/01/2006	1,180,000	1,182,608
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Insd. by Radian Group, Inc.)	1,355,000	1,477,072
5.50%, 10/01/2018, (Insd. by Radian Group, Inc.)	685,000	740,444
Mission St. Joseph’s Hlth. Sys., 5.25%, 10/01/2014	1,575,000	1,682,446
Rowan Regl. Med. Proj.:
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,242,201
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,497,279
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,536,888
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,574,395
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,546,348
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,105,900
Transylvania Cmnty. Hosp., Inc.:
5.05%, 10/01/2006	185,000	185,015
5.50%, 10/01/2012	1,130,000	1,141,244
5.75%, 10/01/2019	1,090,000	1,104,039
Pitt Cnty., NC RRB, Mem. Hosp. Proj., 5.30%, 12/01/2009	3,000,000	3,130,320
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,206,480
6.00%, 11/15/2030	1,500,000	1,650,120
6.00%, 11/15/2035	4,250,000	4,662,335

		59,843,324

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.6%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$505,000	$515,529
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,175,000	1,176,751
Durham Cnty., NC MHRB, Ivy Commons Proj., 6.75%, 03/01/2032 *	2,610,000	2,139,286
North Carolina HFA RB:
Ser. 8-A:
5.95%, 01/01/2027	890,000	891,335
6.00%, 07/01/2011	430,000	443,485
6.10%, 07/01/2013	495,000	509,043
Ser. 9-A:
5.60%, 07/01/2016	2,745,000	2,824,825
5.875%, 07/01/2031	5,055,000	5,210,745
Ser. 14-A, 4.70%, 07/01/2013	1,455,000	1,485,555
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,415,000	1,421,438

		16,617,992

INDUSTRIAL DEVELOPMENT REVENUE 7.6%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj.:
5.10%, 07/01/2014	2,030,000	2,078,294
5.60%, 07/01/2023	3,750,000	3,908,025
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,102,240
6.15%, 04/01/2021	1,750,000	1,799,997
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,950,000	5,293,629
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	12,380,000	13,048,768
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,716,925
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,531,830
6.25%, 09/01/2025	2,750,000	2,780,992
Ser. A, 5.75%, 12/01/2025	2,150,000	2,176,660
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,064,500
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,608,532

		48,110,392

LEASE 7.4%
Buncombe Cnty., NC COP, 5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	903,756
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,217,460
5.25%, 02/01/2017	2,040,000	2,202,914
5.25%, 02/01/2018	2,040,000	2,202,914
Cabarrus Cnty., NC Dev. Corp. Installment Payment RB, 5.30%, 06/01/2019	1,155,000	1,211,849
Catawba Cnty., NC COP, 5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,123,238

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Charlotte, NC COP:
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	$2,500,000	$2,672,450
RITES-PA 1386-A, 5.50%, 08/01/2015 +	2,330,000	3,301,610
RITES-PA 1386-B, 5.50%, 08/01/2017 +	2,595,000	3,618,157
RITES-PA 1386-C, 5.50%, 08/01/2018 +	1,450,000	2,005,466
Durham, NC COP:
5.25%, 04/01/2013	1,270,000	1,360,932
5.25%, 04/01/2015	1,020,000	1,090,890
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,210,263
Ser. B, 5.25%, 12/01/2011	1,485,000	1,588,935
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,154,260
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,036,269
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015,
(Insd. by AMBAC)	1,630,000	1,723,073
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,604,658
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj., 5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,778,875
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,285,750
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,675,694
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,115,115

		47,084,528

MISCELLANEOUS REVENUE 1.7%
Charlotte, NC Storm Water Fee RRB, 5.25%, 06/01/2016	1,525,000	1,649,287
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. &
Mental Hlth. Facs., 5.625%, 06/01/2020	2,030,000	2,147,111
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,162,153
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,164,150

		11,122,701

PRE-REFUNDED 3.7%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,999,837
Ser. D:
5.50%, 06/01/2020	1,090,000	1,171,630
5.50%, 06/01/2025	3,000,000	3,224,670
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	3,910,000	4,434,566
University of North Carolina at Chapel Hill RB, Ser. A, 5.375%, 12/01/2016	3,400,000	3,656,530
University of North Carolina at Charlotte Student Hsg. Proj. RB, 5.00%,
03/01/2031	2,925,000	3,058,907
University of North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,270,304
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,346,305
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,134,588

		23,297,337

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 3.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. I:
5.00%, 07/01/2023, (Insd. by FGIC)	$ 4,325,000	$4,586,273
5.00%, 07/01/2024, (Insd. by FGIC)	3,040,000	3,223,647
5.00%, 07/01/2026, (Insd. by FGIC)	3,085,000	3,260,783
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	8,000,000	8,161,600

		19,232,303

SPECIAL TAX 2.5%
Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2024,
(Insd. by AMBAC)	13,500,000	15,742,350

TRANSPORTATION 6.2%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. L:
5.25%, 07/01/2024, (Insd. by MBIA)	5,280,000	5,992,114
5.25%, 07/01/2035, (Insd. by MBIA)	20,000,000	23,150,800
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	7,977,469
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	2,000,000	2,260,820

		39,381,203

UTILITY 0.4%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,456,961

WATER & SEWER 1.4%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,527,862
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,125,140
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,595,416
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,457,569

		8,705,987

Total Investments (cost $600,370,363) 98.2%		623,846,172
Other Assets and Liabilities 1.8%		11,337,895

Net Assets 100.0%		$635,184,067

+ Inverse floating rate security

* Security is deemed illiquid.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RITES	Residual Interest Tax-Exempt Security
GO	General Obligation	ROL	Residual Option Longs
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
LOC	Letter of Credit	SFHRB	Single Family Housing Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2006

The following table shows the percent of total investments by geographic location as of August 31, 2006:

North Carolina	72.9%
Puerto Rico	17.7%
Minnesota	1.4%
Kansas	1.3%
South Carolina	1.1%
Virgin Islands	1.1%
Pennsylvania	1.0%
Florida	0.9%
Michigan	0.9%
Maryland	0.8%
Georgia	0.5%
Texas	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):

AAA	64.9%
AA	12.5%
A	5.0%
BBB	9.5%
NR	8.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	1.2%
1 to 3 year(s)	3.2%
3 to 5 years	6.9%
5 to 10 years	27.7%
10 to 20 years	42.9%
20 to 30 years	18.1%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $600,370,363)	$623,846,172
Receivable for securities sold	15,265,089
Receivable for Fund shares sold	176,310
Interest receivable	8,545,187
Prepaid expenses and other assets	15,444

Total assets	647,848,202

Liabilities
Dividends payable	2,004,590
Payable for securities purchased	1,675,795
Payable for fund shares redeemed	593,652
Demand note payable	2,341,551
Due to custodian bank	5,962,948
Advisory fee payable	5,405
Due to other related parties	6,279
Accrued expenses and other liabilities	73,915

Total liabilities	12,664,135

Net assets	$635,184,067

Net assets represented by
Paid-in capital	$617,228,515
Undistributed net investment income	205,126
Accumulated net realized losses on investments	(5,725,383)
Net unrealized gains on investments	23,475,809

Total net assets	$635,184,067

Net assets consists of
Class A	$66,176,209
Class B	7,860,933
Class C	5,743,809
Class I	555,403,116

Total net assets	$635,184,067

Shares outstanding (unlimited number of shares authorized)
Class A	6,421,992
Class B	762,851
Class C	557,411
Class I	53,899,212

Net asset value per share
Class A	$10.30
Class A—Offering price (based on sales charge of 4.75%)	$10.81
Class B	$10.30
Class C	$10.30
Class I	$10.30

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$29,053,648
Income from affiliate	743,541

Total investment income	29,797,189

Expenses
Advisory fee	2,711,573
Distribution Plan expenses
Class A	209,275
Class B	93,311
Class C	54,181
Administrative services fee	642,043
Transfer agent fees	56,799
Trustees’ fees and expenses	9,413
Printing and postage expenses	30,964
Custodian and accounting fees	204,441
Registration and filing fees	52,978
Professional fees	51,399
Interest expense	378
Other	15,295

Total expenses	4,132,050
Less: Expense reductions	(10,674)
Expense reimbursements	(34,239)

Net expenses	4,087,137

Net investment income	25,710,052

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,926,647)
Net change in unrealized gains or losses on investments	(5,010,187)

Net realized and unrealized gains or losses on investments	(7,936,834)

Net increase in net assets resulting from operations	$17,773,218

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income		$25,710,052		$25,415,162
Net realized gains or losses on investments		(2,926,647)		3,796,582
Net change in unrealized gains or losses
on investments		(5,010,187)		(5,671,535)

Net increase in net assets resulting from
operations		17,773,218		23,540,209

Distributions to shareholders from
Net investment income
Class A		(2,611,831)		(2,644,578)
Class B		(282,898)		(377,459)
Class C		(164,502)		(146,542)
Class I		(22,650,845)		(22,331,137)
Net realized gains
Class A		(88,425)		0
Class B		(12,901)		0
Class C		(6,679)		0
Class I		(690,427)		0

Total distributions to shareholders		(26,508,508)		(25,499,716)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	655,969	6,700,171	1,675,157	17,474,325
Class B	32,419	332,248	48,075	501,917
Class C	87,713	895,520	160,738	1,674,221
Class I	8,187,492	83,980,583	6,022,397	62,809,321

		91,908,522		82,459,784

Net asset value of shares issued in
reinvestment of distributions
Class A	170,918	1,751,118	172,776	1,802,350
Class B	16,982	174,043	20,836	217,372
Class C	10,135	103,839	9,156	95,509
Class I	70,615	722,836	33,874	353,380

		2,751,836		2,468,611

Automatic conversion of Class B shares to
Class A shares
Class A	122,934	1,262,225	160,776	1,679,468
Class B	(122,934)	(1,262,225)	(160,776)	(1,679,468)

		0		0

Payment for shares redeemed
Class A	(1,626,564)	(16,695,166)	(1,788,946)	(18,680,535)
Class B	(249,029)	(2,553,624)	(183,841)	(1,920,216)
Class C	(74,674)	(763,709)	(100,620)	(1,050,728)
Class I	(8,552,292)	(87,557,118)	(5,941,674)	(61,962,758)

		(107,569,617)		(83,614,237)

Net increase (decrease) in net assets
resulting from capital share transactions		(12,909,259)		1,314,158

Total decrease in net assets		(21,644,549)		(645,349)
Net assets
Beginning of period		656,828,616		657,473,965

End of period	$ 635,184,067		$ 656,828,616

Undistributed net investment income		$205,126		$131,345

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$73,805
Accumulated net realized losses on investments	(73,805)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $34,239.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $5,667 from the sale of Class A shares and $25,180 and $452 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $538,215,911 and $516,533,450, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $600,370,363. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,975,571 and $499,762, respectively, with a net unrealized appreciation of $23,475,809.

As of August 31, 2006, the Fund had $2,710,397 in capital loss carryovers for federal income tax purposes expiring in 2009.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and will elect to defer post-October capital losses of $3,014,986.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

23

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows

Undistributed		Capital Loss
Exempt-		Carryover
Interest	Unrealized	and Post-October
Income	Appreciation	Losses

$ 205,126	$ 23,475,809	$5,725,383

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 101,980	$ 84,349
Exempt-Interest Income	25,609,092	25,415,367
Long-term Capital Gain	797,436	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended August 31, 2006, the Fund had average borrowings outstanding of $6,415 at an average rate of 5.89% and paid interest of $378.

24

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

25

NOTES TO FINANCIAL STATEMENTS continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen North Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen North Carolina Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $797,436 for the fiscal year ended August 31, 2006.

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.61% . The percentage of distributions subject to the federal alternative minimum tax and North Carolina state income tax will be reported to shareholders in January 2007.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567752 rv2 10/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567752rv2 10/2006

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen South Carolina Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

LETTER TO SHAREHOLDERS continued

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;
• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:
• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and
• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

Average annual return*

1-year with sales charge	-2.49%	-3.21%	0.71%	N/A

1-year w/o sales charge	2.41%	1.69%	1.69%	2.71%

5-year	2.93%	2.85%	3.29%	4.23%

10-year	4.63%	4.37%	4.80%	5.41%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.41% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.03% .

The fund seeks current income exempt from federal regular income tax and South Carolina state income tax, as is consistent with preservation of capital.

Over the past twelve months, the Federal Reserve Board (Fed) raised the influential Fed Funds Rate from 3.50% to 5.25% and the yields of shorter-maturity securities responded to this pressure by rising. The Fed continued to pursue this tightening policy for most of the period in an effort to limit inflationary pressures by controlling economic growth. However, in August 2006, the final month of the fund’s fiscal year, the Fed appeared to signal a pause in its policy as it declined to raise rates and left the key Fed Funds Rate at 5.25%. Over the fiscal year, long-term rates showed more stability, as investors believed inflation was less likely to be a problem. As a consequence, the difference between yields of long-term bonds and short-term securities narrowed. In this environment, longer-maturity bonds, with more stable prices and higher income, outperformed shorter maturities. However, longer-term securities did show some interim volatility, with prices fluctuating as market participants anticipated that we were entering a transition period in the economy. We also saw lower-quality municipal bonds generally outperform higher-quality securities, as the improving economy generally helped support the financial soundness of municipalities and other public agencies. Moreover, investors bid up the price of the higher-yielding, lower-quality bonds in their search for more income in a low-interest rate environment. Although the municipal bond market was affected by periodic concerns, including worries about rising energy prices and hurricane damage in the Gulf Coast, the broad trends of superior performance by longer-maturity and higher-yielding bonds persisted throughout the year.

Over most of the period, municipal securities outperformed taxable fixed-income investments. Helping the performance of municipal bonds was the appearance of many non-traditional investors, including hedge funds that had a big appetite for bonds during a period of light supply.

Early in the period, we focused on yield and price stability, emphasizing shorter-maturity bonds, which underperformed long-term bonds. We changed this emphasis to focus more on total return and yield, thus lengthening the portfolio by increasing the average duration and maturity of the fund. This was accomplished by selling securities with maturities of five years and less and buying more long-term bonds in the 10-to-20 year range. The fund outperformed competitive funds in the Lipper’s Florida Municipal Debt Funds category, which had a median return of 2.38%, but trailed the LBMBI. Over the course of the year, the portfolio’s duration increased from 4.13 years to 5.75 years. Average credit quality remained high at AA.

The emphasis on shorter-maturity securities did not help performance on a total return basis early in the fiscal year, as longer-maturity bonds outperformed. However, as the year progressed and we lengthened the fund’s duration to gain greater exposure to opportunities in the longer end of the market, relative total return performance improved while the fund continued to deliver competitive yield.

We invested part of our portfolio in higher yielding bonds when we saw attractive credit opportunities and when we believed the securities represented good relative value. However, lower-rated securities that met our investment standards were difficult to find. Consequently, we did not capture as much return from this sector as we had hoped.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,017.34	$ 4.32
Class B	$ 1,000.00	$ 1,013.71	$ 8.12
Class C	$ 1,000.00	$ 1,013.71	$ 8.12
Class I	$ 1,000.00	$ 1,018.82	$ 3.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.92	$ 4.33
Class B	$ 1,000.00	$ 1,017.14	$ 8.13
Class C	$ 1,000.00	$ 1,017.14	$ 8.13
Class I	$ 1,000.00	$ 1,022.18	$ 3.06

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Income from investment operations
Net investment income (loss)	0.40	0.40	0.38	0.39	0.44
Net realized and unrealized gains or losses on investments	(0.16)	(0.01)	0.20	(0.14)	0.11
Total from investment operations	0.24	0.39	0.58	0.25	0.55

Distributions to shareholders from
Net investment income	(0.40)	(0.40)	(0.38)	(0.39)	(0.44)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0
Total distributions to shareholders	(0.43)	(0.43)	(0.40)	(0.40)	(0.44)

Net asset value, end of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Total return[1]	2.41%	3.74%	5.67%	2.41%	5.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,520	$55,443	$ 58,715	$71,653	$59,624
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.87%	0.89%	0.88%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.89%	0.89%	0.88%	0.89%
Net investment income (loss)	3.98%	3.83%	3.61%	3.74%	4.12%
Portfolio turnover rate	61%	33%	37%	42%	17%

[1]	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.35	$ 10.39	$ 10.21	$ 10.36	$10.25

Income from investment operations
Net investment income (loss)	0.33	0.32	0.30	0.31	0.36
Net realized and unrealized gains or losses on investments	(0.16)	(0.01)	0.20	(0.14)	0.11
Total from investment operations	0.17	0.31	0.50	0.17	0.47

Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.30)	(0.31)	(0.36)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0
Total distributions to shareholders	(0.36)	(0.35)	(0.32)	(0.32)	(0.36)

Net asset value, end of period	$10.16	$ 10.35	$ 10.39	$ 10.21	$10.36

Total return[1]	1.69%	3.02%	4.93%	1.66%	4.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,829	$10,669	$12,106	$13,077	$8,165
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.59%	1.60%	1.60%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.59%	1.60%	1.60%	1.64%
Net investment income (loss)	3.23%	3.11%	2.91%	2.99%	3.49%
Portfolio turnover rate	61%	33%	37%	42%	17%

[1]	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.35	$10.39	$10.21	$10.36	$ 9.97

Income from investment operations
Net investment income (loss)	0.33	0.32	0.30	0.31	0.15
Net realized and unrealized gains or losses on investments	(0.16)	(0.01)	0.20	(0.14)	0.39
Total from investment operations	0.17	0.31	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0
Total distributions to shareholders	(0.36)	(0.35)	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$10.16	$10.35	$10.39	$10.21	$10.36

Total return[2]	1.69%	3.02%	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,327	$6,680	$7,061	$7,028	$ 204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.59%	1.59%	1.59%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.59%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.23%	3.11%	2.91%	2.96%	3.15%[3]
Portfolio turnover rate	61%	33%	37%	42%	17%

[1]	For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]	Excluding applicable sales charges

[3]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Income from investment operations
Net investment income (loss)	0.43	0.42	0.41	0.42	0.46
Net realized and unrealized gains or losses on investments	(0.16)	0	0.20	(0.14)	0.11
Total from investment operations	0.27	0.42	0.61	0.28	0.57

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.41)	(0.42)	(0.46)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0
Total distributions to shareholders	(0.46)	(0.46)	(0.43)	(0.43)	(0.46)

Net asset value, end of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Total return	2.71%	4.05%	5.98%	2.68%	5.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$288,926	$293,573	$309,708	$328,574	$344,905
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.59%	0.59%	0.60%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.59%	0.59%	0.60%	0.64%
Net investment income (loss)	4.23%	4.10%	3.91%	4.01%	4.40%
Portfolio turnover rate	61%	33%	37%	42%	17%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 1.9%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$309,669
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,080,260
5.75%, 10/01/2017	4,000,000	4,345,280

		6,735,209

COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	777,728
Henderson, NV Spl. Assmt. RB, 5.25%, 09/01/2026	1,500,000	1,523,640
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,720,417

		4,021,785

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	870,000	907,332
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2014	1,130,000	1,146,068
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes, Ser. C,
5.40%, 12/01/2033	1,600,000	1,631,408
Suffolk, VA IDA RRB, Lake Prince Retirement Facs., 4.70%, 09/01/2012	700,000	701,484

		4,386,292

EDUCATION 27.5%
Charleston, SC Edl. Excellence Fin. Corp. RB:
Charleston Cnty. Sch. Dist. Proj., 5.00%, 12/01/2026	10,580,000	11,036,315
ROL, 6.98%, 12/01/2025 +	7,500,000	8,494,500
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	577,838
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB, 5.00%, 12/01/2030	8,530,000	8,784,620
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	265,000	267,319
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,061,130
5.875%, 12/01/2015	1,000,000	1,127,550
5.875%, 12/01/2016	9,000,000	10,147,950
5.875%, 12/01/2017	2,000,000	2,255,100
5.875%, 12/01/2018	1,000,000	1,127,550
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purpose Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,822,232
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,599,140
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,178,480
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2024	3,000,000	3,136,140
5.25%, 12/01/2030	3,500,000	3,640,140

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lexington Cnty., SC One Sch. Facs. Corp. Installment RB, Lexington Cnty.
Sch. Dist. No. 1:
5.00%, 12/01/2027	$3,320,000	$3,454,892
5.25%, 12/01/2024	2,110,000	2,231,789
5.25%, 12/01/2026	2,340,000	2,467,811
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,063,330
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,283,248
Spartanburg Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2027, (Insd. by FSA & South Carolina State Dept. of Ed.)	5,270,000	5,602,537
5.00%, 03/01/2030, (Insd. by FSA & South Carolina State Dept. of Ed.)	6,895,000	7,301,184
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,410,266
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,545,869

		97,616,930

ELECTRIC REVENUE 7.8%
South Carolina Pub. Svcs. Auth. RB:
Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,684,575
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,145,700
Ser. B, 5.00%, 01/01/2019, (Insd. by MBIA)	10,000,000	10,755,900
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,026,370
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,500,077
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,766,762
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,578,264

		27,457,648

GENERAL OBLIGATION - LOCAL 11.8%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,304,016
6.00%, 03/01/2016	1,325,000	1,437,572
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,349,569
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,037,970
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,210,379
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,689,776
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2016, (Insd. by South Carolina State Dept. of Ed.)	4,000,000	4,182,520
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,715,663
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,202,817
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,565,840
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,173,980
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,045,425
5.50%, 04/01/2025	2,700,000	2,893,752
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	565,854

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by
South Carolina State Dept. of Ed.)	$ 1,665,000	$1,744,371
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2017	2,160,000	2,309,018
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,066,900
5.375%, 04/01/2020	1,005,000	1,072,234
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011, (Insd. by
South Carolina State Dept of Ed.)	1,000,000	1,064,680
Spartanburg Cnty., SC Sch. Dist. No. 7 GO, 5.00%, 03/01/2021, (Insd. by
South Carolina State Dept. of Ed.)	1,940,000	2,092,911

		41,725,247

GENERAL OBLIGATION - STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,128,930

HOSPITAL 11.5%
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,369,949
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,480,435
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,211,851
6.00%, 11/01/2018	6,650,000	7,314,668
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,029,780
Ser. B, 5.625%, 01/01/2020	1,000,000	1,038,590
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,146,320
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,114,036
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,114,036
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	1,265,000	1,344,910
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%,
10/01/2015	620,000	628,878
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,525,725
5.50%, 02/01/2011, (Insd. by FSA)	265,000	278,271
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,107,593
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,715,216
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,612,802
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,027,420
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,120,005
5.50%, 04/15/2017, (Insd. by FSA)	500,000	538,550

		40,719,035

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.5%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	$ 1,535,000	$1,542,798
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	55,000	55,120
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	490,000	490,407
6.15%, 07/01/2025, (Insd. by FHA)	595,000	595,434
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	265,000	271,975
6.35%, 07/01/2025, (Insd. by FHA)	210,000	214,603
6.55%, 07/01/2015	15,000	15,159
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	895,000	908,881
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,107,330

		5,201,707

INDUSTRIAL DEVELOPMENT REVENUE 2.6%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	2,000,000	2,070,840
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	764,557
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	2,103,528
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 2.30%, 03/01/2031	4,000,000	3,956,080
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	352,232

		9,247,237

LEASE 1.7%
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Puchase RRB, Growth Remedy
Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,091,060
Newberry, SC Investing in Children's Ed. Installment RB, Newberry Cnty.
Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	2,035,440
5.25%, 12/01/2024	1,855,000	1,942,018

		6,068,518

PRE-REFUNDED 7.0%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj.,
6.75%, 05/01/2017	400,000	484,636
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity
Sooner for Tomorrow:
6.00%, 12/01/2020	5,000,000	5,670,800
6.00%, 12/01/2021	550,000	623,788
6.00%, 12/01/2021	450,000	510,372
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,110,780
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,391,540
6.375%, 08/15/2027	1,500,000	1,715,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	$695,000	$765,021
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,217,815
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	625,668
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	340,295
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,249,030

		24,705,445

PUBLIC FACILITIES 1.1%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009,
(Insd. by MBIA)	3,495,000	3,744,333

RESOURCE RECOVERY 1.3%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,095,550
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,568,850

		4,664,400

SPECIAL TAX 1.6%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,094,500
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	537,915
6.00%, 04/01/2015	1,000,000	1,075,830
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. RRB, RITES-PA 1399R-C, 10.80%,
07/01/2028, (Insd. by AMBAC) +	900,000	1,535,868
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,547,655

		5,791,768

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C,
5.875%, 09/01/2007	250,000	250,263

TRANSPORTATION 8.9%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,010,560
Ser. A, 5.00%, 02/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	6,060,000	6,343,608
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,169,120
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	5,080,000	5,742,483
South Carolina Trans. Infrastructure Bank RB:
Ser. A:
5.25%, 10/01/2020, (Insd. by AMBAC)	7,880,000	8,902,509
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,302,950
Ser. B, 5.25%, 10/01/2015	1,000,000	1,108,850

		31,580,080

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.5%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	$ 1,125,000	$1,158,379
Western Carolina Regl. Sewer Auth., South Carolina RRB, Ser. B, 5.25%,
03/01/2019, (Insd. by FSA)	3,750,000	4,191,900

		5,350,279

WATER & SEWER 8.3%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,757,637
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,848,567
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	787,268
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,672,827
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,933,293
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,170,418
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	537,685
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,058,208
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,112,625
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,280,612
Western Carolina Regl. Sewer Auth. South Carolina RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,257,512
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,064,112

		29,480,764

Total Municipal Obligations (cost $336,970,849)		349,875,870

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $65,295)	65,295	65,295

Total Investments (cost $337,036,144) 98.7%		349,941,165
Other Assets and Liabilities 1.3%		4,661,103

Net Assets 100.0%		$354,602,268

+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2006

Summary of Abbreviations
ACA	American Credit Association	IDRB	Industrial Development Revenue Bond
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RITES	Residual Interest Tax-Exempt Security
FSA	Financial Security Assurance, Inc.	ROL	Residual Option Longs
GO	General Obligation	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SFHRRB	Single Family Housing Refunding Revenue bond

The following table shows the percent of total investments by geographic location as of August 31, 2006:

South Carolina	90.3%
Puerto Rico	3.3%
District of Columbia	1.8%
Virginia	1.8%
Virgin Islands	0.8%
Florida	0.6%
Nevada	0.4%
Georgia	0.3%
Pennsylvania	0.3%
Maryland	0.2%
North Carolina	0.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2006 (unaudited):

AAA	57.2%
AA	19.0%
A	12.3%
BBB	8.9%
NR	2.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	1.2%
1 to 3 year(s)	3.0%
3 to 5 years	10.7%
5 to 10 years	28.5%
10 to 20 years	34.8%
20 to 30 years	20.9%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $336,970,849)	$349,875,870
Investments in affiliated money market fund, at value (cost $65,295)	65,295

Total investments	349,941,165
Receivable for securities sold	30,676,369
Receivable for Fund shares sold	114,387
Interest receivable	4,467,066
Prepaid expenses and other assets	20,884

Total assets	385,219,871

Liabilities
Dividends payable	1,087,058
Payable for securities purchased	27,214,494
Payable for Fund shares redeemed	160,932
Due to custodian bank	2,108,750
Advisory fee payable	2,760
Due to other related parties	4,350
Accrued expenses and other liabilities	39,259

Total liabilities	30,617,603

Net assets	$354,602,268

Net assets represented by
Paid-in capital	$338,229,072
Overdistributed net investment income	(220,806)
Accumulated net realized gains on investments	3,688,981
Net unrealized gains on investments	12,905,021

Total net assets	$354,602,268

Net assets consists of
Class A	$50,520,172
Class B	8,829,238
Class C	6,327,215
Class I	288,925,643

Total net assets	$354,602,268

Shares outstanding (unlimited number of shares authorized)
Class A	4,973,475
Class B	869,220
Class C	622,886
Class I	28,444,220

Net asset value per share
Class A	$10.16
Class A—Offering price (based on sales charge of 4.75%)	$10.67
Class B	$10.16
Class C	$10.16
Class I	$10.16

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$17,091,711
Income from affiliate	107,673

Total investment income	17,199,384

Expenses
Advisory fee	1,497,813
Distribution Plan expenses
Class A	158,653
Class B	97,369
Class C	66,528
Administrative services fee	354,654
Transfer agent fees	45,903
Trustees’ fees and expenses	5,070
Printing and postage expenses	25,021
Custodian and accounting fees	108,208
Registration and filing fees	50,859
Professional fees	28,900
Other	8,803

Total expenses	2,447,781
Less: Expense reductions	(7,226)
Expense reimbursements	(25,957)

Net expenses	2,414,598

Net investment income	14,784,786

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,031,174
Interest rate swap transactions	(37,002)

Net realized gains on investments	3,994,172
Net change in unrealized gains or losses on investments	(9,968,535)

Net realized and unrealized gains or losses on investments	(5,974,363)

Net increase in net assets resulting from operations	$8,810,423

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income		$14,784,786		$14,899,743
Net realized gains on investments		3,994,172		952,094
Net change in unrealized gains or losses
on investments		(9,968,535)		(1,436,868)

Net increase in net assets resulting
from operations		8,810,423		14,414,969

Distributions to shareholders from
Net investment income
Class A		(2,088,617)		(2,180,457)
Class B		(315,682)		(369,662)
Class C		(215,903)		(212,642)
Class I		(12,194,913)		(12,175,927)
Net realized gains
Class A		(160,170)		(142,426)
Class B		(30,170)		(29,772)
Class C		(19,193)		(16,557)
Class I		(832,283)		(742,787)

Total distributions to shareholders		(15,856,931)		(15,870,230)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	450,361	4,552,835	670,088	6,935,378
Class B	53,362	543,727	110,029	1,141,111
Class C	137,055	1,391,940	115,648	1,198,901
Class I	4,988,888	50,623,898	3,313,036	34,288,413

		57,112,400		43,563,803

Net asset value of shares issued in
reinvestment of distributions
Class A	128,409	1,301,704	127,996	1,325,558
Class B	20,071	203,507	23,100	239,228
Class C	14,620	148,161	14,747	152,712
Class I	87,985	891,797	67,650	699,596

		2,545,169		2,417,094

Automatic conversion of Class B shares
to Class A shares
Class A	60,846	616,509	22,930	238,182
Class B	(60,846)	(616,509)	(22,930)	(238,182)

		0		0

Payment for shares redeemed
Class A	(1,020,405)	(10,346,329)	(1,115,228)	(11,544,440)
Class B	(173,727)	(1,761,199)	(244,458)	(2,531,831)
Class C	(173,885)	(1,750,444)	(164,588)	(1,705,551)
Class I	(4,984,840)	(50,515,147)	(4,822,754)	(49,969,714)

		(64,373,119)		(65,751,536)

Net decrease in net assets resulting from
capital share transactions		(4,715,550)		(19,770,639)

Total decrease in net assets		(11,762,058)		(21,225,900)
Net assets
Beginning of period		366,364,326		387,590,226

End of period	$ 354,602,268		$ 366,364,326

Overdistributed net investment Income		$(220,806)		$(192,965)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

NOTES TO FINANCIAL STATEMENTS continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended August 31, 2006, the following amounts were reclassi-fied:

Overdistributed net investment income	$ 2,488
Accumulated net realized gains on investments	(2,488)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $25,957.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $11,347 from the sale of Class A shares and $26,524 and $180 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $215,996,773 and $218,088,040, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $337,231,589. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,727,979 and $18,403, respectively, with a net unrealized appreciation of $12,709,576.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Exempt-Interest	Long-term	Unrealized
Income	Capital Gain	Appreciation

$ 220,806	$ 3,884,426	$12,709,576

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 99,424	$ 175,507
Exempt-Interest Income	14,715,691	14,844,185
Long-term Capital Gain	1,041,816	850,538

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit

NOTES TO FINANCIAL STATEMENTS continued

facility was for $150 million with an annual commitment fee of 0.09% . During the year ended August 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against

NOTES TO FINANCIAL STATEMENTS continued

EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen South Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen South Carolina Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $1,041,816 for the fiscal year ended August 31, 2006.

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.33% . The percentage of distributions subject to the federal alternative minimum tax and South Carolina state income tax will be reported to shareholders in January 2007.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567753 rv2 10/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567753 rv2 10/2006

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Virginia Municipal Bond Fund, covering the twelve-month period ended August 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors weighed the positive effects of solid earnings growth and indications that the Federal Reserve Board (Fed) might have reached the end of its cycle of credit tightening. Supporting an optimistic view was new evidence late in the period that the pace of economic growth was starting to decelerate and that inflationary pressures were beginning to recede. However, for much of the twelve months, investors contemplated the risks that high energy and commodity costs would increase general inflationary pressures and eventually stall the economic expansion. Worries also surfaced that the slowing housing market might start to be a drag on the general economy.

After experiencing robust growth through 2005, the nation’s economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Meanwhile, corporate earnings were expected to climb in the third quarter by more than 10% for the thirteenth consecutive quarter. After raising the influential fed funds rate 17 consecutive times, from 1.00% to 5.25%, the Fed left the rate unchanged at its meeting in August. However, year-over-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, such economic indicators nevertheless were still rising at what we believed to be more sustainable paces.

1

LETTER TO SHAREHOLDERS continued

In the fixed income markets, municipal securities generally produced modest, but positive, returns for the twelve months. Municipal bonds tended to outperform taxable bonds, as the tax-exempt market was aided by rising demand from many non-traditional investors, including hedge funds and foreign banks. This new demand came as the supply of new municipal securities was restricted. The strong economy generally helped increase tax revenues, leading to a general improvement in the fiscal health of state and local governments. This favorable backdrop helped lower-quality municipal debt outperform higher-quality bonds.

In managing Evergreen’s state municipal bond funds, portfolio management teams placed a greater emphasis on total return and yield as the fiscal year progressed. As they did so, they took advantage of selective opportunities in the municipal market late in the fiscal year to buy longer-maturity bonds when their prices looked attractive. When suitable securities were available, managers of higher-quality portfolios also made some limited investments in lower-rated and non-rated municipal debt.

We continue to encourage investors to maintain diversified investment strategies, including allocations to municipal bond funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of August 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993
	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

Average annual return*

1-year with sales charge	-2.19%	-2.94%	1.01%	N/A

1-year w/o sales charge	2.72%	2.00%	2.00%	3.02%

5-year	2.80%	2.72%	3.16%	4.10%

10-year	4.64%	4.38%	4.82%	5.43%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.72% for the twelve-month period ended August 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.03% .

The fund seeks current income exempt from federal regular income tax and Virginia state income tax, as is consistent with preservation of capital.

Over the past twelve months, the Federal Reserve Board (Fed) raised the influential Fed Funds Rate from 3.50% to 5.25% and the yields of shorter-maturity securities responded to this pressure by rising. The Fed continued to pursue this tightening policy for most of the period in an effort to limit inflationary pressures by controlling economic growth. However, in August 2006, the final month of the fiscal year, the Fed appeared to signal a pause in its policy as it declined to raise rates and left the key Fed Funds Rate at 5.25% . Over the fiscal year, long-term rates showed more stability, apparently because investors believed inflation was less likely to be a problem. As a consequence, the difference between yields of long-term bonds and short-term securities narrowed. In this environment, longer-maturity bonds, with more stable prices and higher income, outperformed shorter maturities. We also saw lower-quality municipal bonds generally outperform higher-quality securities, as the improving economy generally helped support the financial soundness of municipalities and other public agencies. Over most of the period, municipal securities outperformed taxable fixed-income investments. Helping the performance of municipal bonds was the appearance of many non-traditional investors, including hedge funds that had a big appetite for bonds during a period of light supply.

Early in the period, we focused on yield and price stability, emphasizing shorter-maturity bonds, which underperformed long-term bonds. We changed this emphasis to focus more on total return and yield, thus lengthening the portfolio by increasing the average duration and maturity of the fund. This was accomplished by selling securities with maturities of five years and less and buying more long-term bonds in the 10-to-20 year range. Over the course of the year, the portfolio’s duration increased from 3.57 years to 5.60 years. Average credit quality remained high at AA.

The fund outperformed competitive funds in Lipper’s Virginia Municipal Debt funds category, which had a median return of 2.29%, but trailed the LBMBI. The emphasis on shorter-maturity securities did not help performance on a total return basis early in the fiscal year, as longer-maturity bonds outperformed. However, as the year progressed and we lengthened the fund’s duration to gain greater exposure to opportunities in the longer end of the market, relative total return performance improved while the fund continued to deliver competitive yield.

We invested part of our portfolio in higher yielding bonds when we saw attractive credit opportunities and when we believed the securities represented good relative value. However, lower-rated securities that met our investment standards were difficult to find. Consequently, we did not capture as much return from this sector as we had hoped.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of August 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2006	8/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,018.15	$ 4.48
Class B	$ 1,000.00	$ 1,014.52	$ 8.28
Class C	$ 1,000.00	$ 1,014.52	$ 8.28
Class I	$ 1,000.00	$ 1,019.63	$ 3.21
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.77	$ 4.48
Class B	$ 1,000.00	$ 1,016.99	$ 8.29
Class C	$ 1,000.00	$ 1,016.99	$ 8.29
Class I	$ 1,000.00	$ 1,022.03	$ 3.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.63% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.41	0.41	0.40	0.41	0.45
Net realized and unrealized gains or losses on investments	(0.14)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.27	0.32	0.54	0.24	0.57

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.40)	(0.41)	(0.45)

Net asset value, end of period	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Total return[1]	2.72%	3.09%	5.31%	2.32%	5.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,613	$68,171	$71,898	$76,374	$77,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.90%	0.92%	0.89%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.92%	0.92%	0.89%	0.89%
Net investment income (loss)	3.98%	3.91%	3.82%	3.92%	4.33%
Portfolio turnover rate	65%	23%	23%	26%	19%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.33	0.33	0.33	0.34	0.37
Net realized and unrealized gains or losses on investments	(0.13)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.20	0.24	0.47	0.17	0.49

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.33)	(0.34)	(0.37)

Net asset value, end of period	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Total return[1]	2.00%	2.37%	4.57%	1.58%	4.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,476	$19,173	$21,836	$26,841	$22,293
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%	1.62%	1.62%	1.62%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.62%	1.62%	1.64%
Net investment income (loss)	3.24%	3.19%	3.14%	3.18%	3.58%
Portfolio turnover rate	65%	23%	23%	26%	19%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.36	$10.45	$10.31	$10.48	$10.13

Income from investment operations
Net investment income (loss)	0.33	0.33	0.33	0.34	0.16
Net realized and unrealized gains or losses on investments	(0.13)	(0.09)	0.14	(0.17)	0.35

Total from investment operations	0.20	0.24	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.23	$10.36	$10.45	$10.31	$10.48

Total return[2]	2.00%	2.37%	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,197	$3,091	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.62%	1.62%	1.62%	1.63%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.62%	1.62%	1.62%	1.64%[3]
Net investment income (loss)	3.24%	3.19%	3.13%	3.14%	3.10%[3]
Portfolio turnover rate	65%	23%	23%	26%	19%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Income from investment operations
Net investment income (loss)	0.43	0.44[1]	0.43	0.44	0.48
Net realized and unrealized gains or losses on investments	(0.13)	(0.09)	0.14	(0.17)	0.12

Total from investment operations	0.30	0.35	0.57	0.27	0.60

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.43)	(0.44)	(0.48)

Net asset value, end of period	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Total return	3.02%	3.40%	5.62%	2.59%	5.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,034	$187,243	$201,136	$209,094	$220,921
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income (loss)	4.23%	4.19%	4.12%	4.19%	4.56%
Portfolio turnover rate	65%	23%	23%	26%	19%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
AIRPORT 6.8%
Capital Region, VA Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$2,665,000	$2,808,777
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	5,000,000	5,200,650
5.75%, 10/01/2017	1,860,000	2,020,555
5.75%, 10/01/2018	6,680,000	7,256,618

		17,286,600

COMMUNITY DEVELOPMENT DISTRICT 3.4%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,240,000	6,520,862
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	624,000	645,179
6.625%, 07/01/2025	500,000	518,485
Henderson, NV Pub. Impt. RB, 5.25%, 09/01/2026	1,000,000	1,015,760

		8,700,286

CONTINUING CARE RETIREMENT COMMUNITY 5.0%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	875,000	912,546
Henrico Cnty., VA EDA Residential Care Facs. RB, Baptist Homes, Ser. A, 4.50%,
07/01/2010	1,000,000	996,470
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj.,
Ser. B, 5.00%, 08/01/2028	5,000,000	5,059,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. A, 5.40%, 01/01/2031	1,000,000	1,035,570
Peninsula Port Auth., Virginia Residential Care Facs. RRB, Baptist Homes,
Ser. C, 5.40%, 12/01/2033	1,400,000	1,427,482
Suffolk, VA IDA Retirement Facs. RRB, First Meeting Lake Prince Ctr.:
4.75%, 09/01/2013	500,000	500,885
5.15%, 09/01/2024	725,000	730,358
5.30%, 09/01/2031	2,000,000	2,027,580

		12,689,891

EDUCATION 19.4%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,865,535
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,185,894
Pub. Higher Ed. Fin. Program, Ser. A:
5.00%, 09/01/2023	3,000,000	3,194,520
5.00%, 09/01/2024	5,000,000	5,308,300
Washington & Lee Univ. Proj.:
5.25%, 01/01/2026, (Insd. by MBIA)	3,100,000	3,532,264
5.25%, 01/01/2031, (Insd. by MBIA)	5,100,000	5,851,485
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,331,850
5.125%, 08/01/2011	1,370,000	1,457,406
5.25%, 08/01/2016	10,000,000	11,146,400
5.25%, 08/01/2017	10,000,000	11,188,700

		49,062,354

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 8.7%
Fairfax Cnty., VA GO, Pub. Impt.:
Ser. A, 5.00%, 10/01/2017	$1,000,000	$1,088,610
Ser. B, 5.00%, 10/01/2014	5,000,000	5,450,400
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	825,615
Newport News, VA Refunding, GO, Ser. B:
5.25%, 02/01/2017	5,000,000	5,567,700
5.25%, 02/01/2019	1,000,000	1,123,440
Portsmouth, VA Refunding Pub. Impt. GO, Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	415,000	427,521
Portsmouth, VA Refunding Pub. Util. GO, Ser. B, 5.00%, 04/01/2022	1,000,000	1,066,770
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,165,180
5.50%, 01/15/2017, (Insd. by FSA)	500,000	538,560
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,188,341
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,680,851

		22,122,988

GENERAL OBLIGATION - STATE 0.6%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,383,984

HOSPITAL 7.4%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2011	1,410,000	1,503,314
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,024,130
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,042,880
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%,
07/01/2040	2,400,000	2,453,496
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Presbyterian,
Ser. B, 5.00%, 10/01/2016	1,000,000	1,011,010
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,707,578
5.50%, 07/01/2018	3,670,000	3,944,773
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,650,120
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,294,312

		18,631,613

HOUSING 3.6%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	1,890,000	2,040,765
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%,
09/01/2016, (Insd. by FHA)	500,000	510,570
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	512,900
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026,
(Insd. by FNMA)	640,000	653,523

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	$1,000,000	$1,020,480
Ser. C, 7.00%, 07/01/2029	1,825,000	1,894,934
Virginia HDA MHRB:
Ser. H:
5.55%, 05/01/2015	1,000,000	1,027,640
6.00%, 05/01/2010	500,000	504,825
Ser. I, 5.45%, 05/01/2018	500,000	516,990
Ser. O, 6.05%, 11/01/2017	500,000	511,675

		9,194,302

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
Ser. A, FRN, 2.35%, 09/01/2030	5,000,000	4,938,050
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,182,020
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,012,860

		8,132,930

LEASE 12.3%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%,
06/01/2019	1,000,000	1,060,270
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,548,013
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,089,010
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,219,691
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,415,570
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,220,707
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,579,937
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024 #	5,680,000	6,055,051
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,136,161
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj., 5.25%,
02/01/2018	1,175,000	1,309,549
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%,
10/01/2014	1,540,000	1,540,847
Virginia Pub. Bldg. Auth. Facs. RB:
5.00%, 08/01/2016	5,000,000	5,471,000
Ser. B, 5.25%, 08/01/2014	5,000,000	5,504,800

		31,150,606

PRE-REFUNDED 9.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,857,709
5.50%, 07/01/2015	680,000	739,378
5.50%, 07/01/2017	1,425,000	1,549,431
5.50%, 07/01/2018	1,000,000	1,087,320
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,600,000	1,701,744

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	$1,595,000	$1,813,228
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,152,110
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj.,
5.875%, 12/01/2021, (Insd. by GNMA)	500,000	512,755
Fairfax Cnty., VA Water Auth. RB, 5.625%, 04/01/2017	1,640,000	1,766,805
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%,
08/15/2027	1,500,000	1,715,700
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	541,505
Virginia Pub. Bldg. Auth. Facs. RB, Ser. A, 6.00%, 08/01/2011	1,000,000	1,087,670
Virginia Resource Auth. Clean Water RB, State Revolving Fund:
5.50%, 10/01/2015	2,150,000	2,305,466
5.75%, 10/01/2019	180,000	194,710
5.875%, 10/01/2014	1,250,000	1,358,037
6.00%, 10/01/2016	3,965,000	4,326,370

		24,709,938

PUBLIC FACILITIES 0.9%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,033,500
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%,
02/01/2014	50,000	51,067
Virginia Biotechnology Research Park RB, Consolidated Laboratories Proj., 5.125%,
09/01/2016	1,235,000	1,308,705

		2,393,272

RESOURCE RECOVERY 1.6%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,923,271

SPECIAL TAX 2.3%
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. RB, 10.80%, 07/01/2028	1,000,000	1,706,520
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,033,690
5.50%, 10/01/2018	2,000,000	2,063,540
5.50%, 10/01/2022	1,000,000	1,030,760

		5,834,510

TRANSPORTATION 5.0%
Commonwealth of Virginia Port Auth. RB, 5.50%, 07/01/2018	3,000,000	3,232,950
Commonwealth of Virginia Trans. Board RB, Northern Virginia Trans. Dist. Program,
Ser. B, 7.25%, 05/15/2020	1,700,000	1,758,803
Commonwealth of Virginia Trans. Board RRB, US Route 58 Dev. Program, 5.00%,
05/15/2022	3,620,000	3,878,504
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,084,560
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,678,283

		12,633,100

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 8.8%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	$390,000	$390,409
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,298
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,306,732
Newport News, VA GO Impt. & Water, Ser. A, 5.00%, 02/01/2024	1,000,000	1,065,660
Spotsylvania Cnty., VA Water & Sewer RRB, 5.00%, 06/01/2026	3,300,000	3,493,908
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	12,500,000	13,259,375
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,354,913
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,385,946

		22,387,241

Total Municipal Obligations (cost $242,559,885)		250,236,886

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $8,043,554)	8,043,554	8,043,554

Total Investments (cost $250,603,439) 102.0%		258,280,440
Other Assets and Liabilities (2.0%)		(4,960,806)

Net Assets 100.0%		$253,319,634

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	LOC	Letter of Credit
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FHA	Federal Housing Authority	MHRB	Multifamily Housing Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RHA	Residential Housing Authority
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2006

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Virginia	82.6%
District of Columbia	5.6%
Maryland	1.8%
Virgin Islands	1.6%
Puerto Rico	1.4%
South Carolina	1.3%
Minnesota	0.6%
Florida	0.4%
Delaware	0.4%
Nevada	0.4%
North Carolina	0.4%
Georgia	0.4%
Non-state specific	3.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2006 (unaudited):

AAA	49.0%
AA	29.5%
A	6.1%
BBB	5.8%
NR	9.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2006 (unaudited):

Less than 1 year	5.2%
1 to 3 year(s)	3.1%
3 to 5 years	10.8%
5 to 10 years	19.2%
10 to 20 years	50.0%
20 to 30 years	10.7%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006

Assets
Investments in securities, at value (cost $242,559,885)	$250,236,886
Investments in affiliated money market fund, at value (cost $8,043,554)	8,043,554

Total investments	258,280,440
Cash	1,247
Receivable for securities sold	6,425,520
Receivable for Fund shares sold	120,293
Interest receivable	2,654,833
Prepaid expenses and other assets	8,143

Total assets	267,490,476

Liabilities
Dividends payable	694,191
Payable for securities purchased	13,030,356
Payable for Fund shares redeemed	397,519
Advisory fee payable	1,169
Due to other related parties	7,106
Accrued expenses and other liabilities	40,501

Total liabilities	14,170,842

Net assets	$253,319,634

Net assets represented by
Paid-in capital	$243,601,480
Overdistributed net investment income	(216,095)
Accumulated net realized gains on investments	2,257,248
Net unrealized gains on investments	7,677,001

Total net assets	$253,319,634

Net assets consists of
Class A	$63,612,664
Class B	13,475,607
Class C	2,197,129
Class I	174,034,234

Total net assets	$253,319,634

Shares outstanding (unlimited number of shares authorized)
Class A	6,217,135
Class B	1,317,075
Class C	214,740
Class I	17,009,619

Net asset value per share
Class A	$10.23
Class A—Offering price (based on sales charge of 4.75%)	$10.74
Class B	$10.23
Class C	$10.23
Class I	$10.23

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2006

Investment income
Interest	$12,816,251
Income from affiliate	54,685

Total investment income	12,870,936

Expenses
Advisory fee	1,113,420
Distribution Plan expenses
Class A	194,791
Class B	166,668
Class C	23,771
Administrative services fee	263,634
Transfer agent fees	77,160
Trustees’ fees and expenses	4,121
Printing and postage expenses	29,169
Custodian and accounting fees	85,002
Registration and filing fees	47,070
Professional fees	28,199
Other	7,286

Total expenses	2,040,291
Less: Expense reductions	(4,420)
Expense reimbursements	(31,872)

Net expenses	2,003,999

Net investment income	10,866,937

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,305,321
Interest rate swap transactions	(21,144)

Net realized gains on investments	4,284,177
Net change in unrealized gains or losses on investments	(7,794,160)

Net realized and unrealized gains or losses on investments	(3,509,983)

Net increase in net assets resulting from operations	$7,356,954

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2006		2005

Operations
Net investment income		$ 10,866,937		$ 11,577,108
Net realized gains on investments		4,284,177		231,527
Net change in unrealized gains or losses
on investments		(7,794,160)		(2,774,400)

Net increase in net assets resulting from
operations		7,356,954		9,034,235

Distributions to shareholders from
Net investment income
Class A		(2,563,581)		(2,675,212)
Class B		(540,437)		(662,402)
Class C		(77,183)		(121,360)
Class I		(7,680,966)		(8,176,210)

Total distributions to shareholders		(10,862,167)		(11,635,184)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	490,785	4,988,147	706,019	7,317,452
Class B	90,251	924,335	78,493	816,390
Class C	10,441	106,400	7,063	73,566
Class I	1,962,813	20,066,347	2,148,818	22,333,445

		26,085,229		30,540,853

Net asset value of shares issued in
reinvestment of distributions
Class A	167,696	1,709,364	169,376	1,759,820
Class B	37,666	384,140	44,037	457,546
Class C	3,849	39,237	5,698	59,201
Class I	13,735	140,005	13,550	140,817

		2,272,746		2,417,384

Automatic conversion of Class B shares
to Class A shares
Class A	224,523	2,286,159	66,603	692,284
Class B	(224,523)	(2,286,159)	(66,603)	(692,284)

		0		0

Payment for shares redeemed
Class A	(1,246,965)	(12,726,582)	(1,239,420)	(12,895,540)
Class B	(437,362)	(4,455,821)	(293,921)	(3,054,656)
Class C	(97,971)	(1,005,900)	(99,005)	(1,026,429)
Class I	(3,043,963)	(31,023,126)	(3,328,497)	(34,592,549)

		(49,211,429)		(51,569,174)

Net decrease in net assets resulting from
capital share transactions		(20,853,454)		(18,610,937)

Total decrease in net assets		(24,358,667)		(21,211,886)
Net assets
Beginning of period		277,678,301		298,890,187

End of period		$ 253,319,634		$ 277,678,301

Overdistributed net investment income		$ (216,095)		$ (221,224)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional Service (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$359
Accumulated net realized gains on investments	(359)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

21

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $31,872.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2006, EIS received $4,723 from the sale of Class A shares and $54,894 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $169,574,938 and $188,234,524, respectively, for the year ended August 31, 2006.

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $250,659,844. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,659,595 and $38,999, respectively, with a net unrealized appreciation of $7,620,596.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2006, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term
Exempt-Interest	Capital	Unrealized
Income	Gain	Appreciation

$216,095	$2,313,653	$7,620,596

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2006	2005

Ordinary Income	$ 100,835	$ 51,905

Exempt-Interest Income	10,761,332	11,583,279

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended August 31, 2006, the Fund had no borrowings.

23

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

24

NOTES TO FINANCIAL STATEMENTS continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Virginia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Virginia Municipal Bond Fund as of August 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 24, 2006

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.08% . The percentage of distributions subject to the federal alternative minimum tax and Virginia state income tax will be reported to shareholders in January 2007.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

567754 rv2 10/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567754 rv2 10/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the eight series of the Registrant’s annual financial statements for the fiscal years ended August 31, 2006 and August 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$180,998	$188,420
Audit -related fees	0	0

Tax fees (1)	4,463	5,600
Non-audit fees (2)	930,576	745,575
All other fees	0	0

Total fees	$1,116,037	$939,595

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review. (2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 30, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: October 30, 2006